    As filed with the Securities and Exchange Commission on March 4, 1998
===============================================================================
                                                            File No. 002-70831
                                                                      811-3141
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                     _____________________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]


                       Pre-Effective Amendment No.  ____                   [ ]


                        Post-Effective Amendment No. 33                    [x]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]



                                AMENDMENT NO. 29                           [x]


                          RESERVE INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                  810 Seventh Avenue, New York, New York 10019
               (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 977-9982


                           ________________________
                           MaryKathleen Foynes, Esq.
                          Reserve Institutional Trust
                  810 Seventh Avenue, New York, New York 10019
               (Name and address of agent for service of process)

                            _______________________
It is proposed that this filing will become effective (check appropriate box)


          ---- immediately upon filing pursuant to paragraph (b) of Rule 485


           X
          ____ on July 30, 1998 pursuant to paragraph (b) of Rule 485

          ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ____ on (date) pursuant to paragraph (a)(1) of Rule 485
          ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          ____ on  (date)  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Commission is requested to send copies of all communications to:


                              Paul F. Roye, Esq.
                           Dechert, Price & Rhoads
                             1775 Eye Street, NW
                             Washington, DC 20005


Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 electing to register an indefinite number of shares of beneficial interest. The notice required by Rule 24f-2 with respect to registrant's fiscal year ending May 31, 1998 was filed with the Commission on July 24, 1998.

                      Title of Securities Being Registered

             Primary Institutional Fund Class A
             Primary Institutional Fund Class B
             Primary Institutional Fund Treasurer's Trust
             Primary Institutional Fund Class C
             Primary Institutional Fund Class D
             Primary Institutional Fund Nomura International Trust Co.
             U.S. Government Institutional Fund Class A
             U.S. Government Institutional Fund Class B
             U.S. Government Institutional Fund Treasurer's Trust
             U.S. Government Institutional Fund Class C
             U.S. Government Institutional Fund Class D
             U.S. Government Institutional Fund Nomura International Trust Co. U.S. Treasury Institutional Fund Class A
             U.S. Treasury Institutional Fund Class B
             U.S. Treasury Institutional Fund Treasurer's Trust
             U.S. Treasury Institutional Fund Class C
             U.S. Treasury Institutional Fund Class D
             Interstate Tax-Exempt Institutional Fund Class A
             Interstate Tax-Exempt Institutional Fund Class B
             Interstate Tax-Exempt Institutional Fund Treasurer's Trust Interstate Tax-Exempt Institutional Fund Class C
             Interstate Tax-Exempt Institutional Fund Class D




===============================================================================

                          RESERVE INSTITUTIONAL TRUST
             (All Classes except Nomura International Trust Co.)
                 CROSS REFERENCE SHEET PURSUANT TO RULE 495

                                                           PROSPECTUS AND STATEMENT
 FORM                                                      OF ADDITIONAL INFORMATION
 N-1A ITEM            FORM CAPTION                                   CAPTION
----------   ------------------------------------       ----------------------------------
 1           Cover Page                                 Cover Page
 2           Synopsis                                   Shareholder Expenses

 3           Condensed Financial Information            Financial
                                                        Highlights

 4           General Description of Registrant          Investment Objectives and
                                                        Policies; Shares of Beneficial
                                                        Interest; General Information
 5           Management of the Fund                     Management

 6           Capital Stock and Other Securities         Daily Dividends; Taxes
 7           Purchase of Securities Being Offered       How to Buy Shares

 8           Redemption or Repurchase                   Redemptions

 9           Legal Proceedings                          Not Applicable
 10          Cover Page                                 Cover Page**

 11          Table of Contents                          Table of Contents**
 12          General Information and History            Not Applicable

 13          Investment Objectives and Policies         Investment Objectives, Policies
                                                        and Risk**

 14          Management of the Registrant               Trustees and Officers of the
                                                        Trust**
 15          Control Persons and Principal Holders      Trustees and Officers of the
             of Securities                              Trust**

 16          Investment Advisory and Other              Investment Management,
                                                        Distribution and Custodian
                                                        Agreements**; Reserve Cash
                                                        Performance Account and Account
                                                        Plus**
 17          Brokerage Allocation                       Portfolio Turnover, Transaction
                                                        Charges and Allocation**

 18          Capital Stock and Other Securities         Shares of Beneficial Interest**

 19          Purchase, Redemption, and Pricing of       Purchase, Redemption and Pricing
             Securities Being Offered                   of Shares**
 20          Tax Status                                 Distributions and Taxes**

 21          Underwriters                               Not Applicable

 22          Calculation of Yield Quotations of         Fund Yield**; Yield*
             Money Market Funds

 23          Financial Statements                       Financial Statements


-----------------
*  Prospectus
** Statement of Additional Information

                                         General Information, Purchases and
                                         Redemptions

                                         ---------------------------------------
                                         24-Hour Yield and Balance Information

                                         ---------------------------------------
                                         Nationwide
                                         800-637-1700   M   www.reservefunds.com

                          RESERVE INSTITUTIONAL TRUST
                                   PROSPECTUS

    The Reserve Institutional Trust is a no-load money market fund with four investment portfolios: PRIMARY INSTITUTIONAL FUND, U.S. GOVERNMENT INSTITUTIONAL FUND, U.S. TREASURY INSTITUTIONAL FUND and INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND (collectively "the Funds"). The Reserve Institutional Trust is designed for institutional investors as a convenient investment vehicle for short-term funds.

    The objective of each Fund, except the Interstate Tax-Exempt Institutional Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity, although achievement of this objective cannot be assured.

    In addition, the Interstate Tax-Exempt Institutional Fund seeks to have its interest income exempt from federal income taxes, as is consistent with preservation of capital and liquidity; however, achievement of this objective cannot be assured.

    - PRIMARY INSTITUTIONAL FUND ("Primary Fund") invests in (i) obligations backed by the full faith and credit of the United States government and its agencies or instrumentalities; (ii) deposit-type obligations, acceptances and letters of credit of FDIC-insured institutions and foreign banks with assets in excess of $25 billion; (iii) short-term corporate obligations rated A-1 or the equivalent thereof; (iv) other similar high-quality short term instruments; and (v) instruments fully collateralized by the foregoing instruments.

    - U.S. GOVERNMENT INSTITUTIONAL FUND ("Government Fund") invests in obligations backed by the full faith and credit of the United States government or obligations collateralized thereby.

    - U.S. TREASURY INSTITUTIONAL FUND ("Treasury Fund") invests exclusively in full faith and credit obligations of the United States government that provide interest income exempt in many states from state and local personal income taxes.

    - INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND ("Interstate Fund") invests principally in obligations issued by the states, territories, possessions of the United States and their political subdivisions, duly constituted authorities and corporations the main from which is exempt from federal incomes taxes.

    Each Fund offers five classes of shares to investors, with each class subject to differing service and distribution fees. In all other respects, all classes of shares represent the same interest in the income and assets of each respective Fund.

    SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


    This Prospectus sets forth the information about each Fund which a prospective investor should know before investing. A Statement of Additional Information ("SAI") dated July 31, 1998, providing further details about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. It may be obtained without charge by writing or calling the Funds at 800-637-1700. The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds electronically filed with the SEC.


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

                         Prospectus dated July 31, 1998
 Investors are advised to read and retain this Prospectus for future reference.

                              SHAREHOLDER EXPENSES

    The following tables illustrate all expenses and fees that a shareholder of each of the Funds will incur directly or indirectly. The expenses and fees set forth in the tables are for the fiscal year ended May 31, 1998.

                 SHAREHOLDER TRANSACTION EXPENSES FOR ALL FUNDS

Maximum Sales Load Imposed on Purchases.....................  None
Maximum Sales Load Imposed on Reinvested Dividends..........  None
Redemption Fees*............................................  None
Exchange Fees...............................................  None

---------------
* A $2 fee is charged on redemption checks issued by the Funds of less than $100 and a $10 fee is charged for wire redemptions of less than $10,000, for Class D shareholders. A $100 fee is charged for redemption checks and wire redemptions of less than $100,000 for shareholders of all other classes.

                  ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                         TREASURER'S
                                                   CLASS A    CLASS B       TRUST       CLASS C*    CLASS D*
                                                   -------    -------    -----------    --------    --------
Comprehensive Management Fee**...................   .25%       .25%         .25%          .25%         .25%
12b-1 Fees+......................................   .00%       .00%         .00%          .25%         .50%
  Shareholder Services Fees......................   .00%       .20%         .25%          .25%         .25%
  Other Operating Expenses+......................   .00%       .00%         .10%          .00%         .00%
                                                    ----       ----         ----          ----       ------
Total Operating Expenses.........................   .25%       .45%         .60%          .75%        1.00%
                                                    ====       ====         ====          ====       ======


---------------


 * Class C and D were not opened at May 31, 1998.


** Each Fund is charged a comprehensive management fee of 0.25% per annum of its average daily net assets for both advisory and ordinary operating expenses (other than the Service Fee and Distribution Fee) during the year. However, a Fund may be charged for certain non-recurring extraordinary expenses. See
   "Investment Management Agreement" on page     .


 + "Other Operating Expenses" are based on an estimated amount for the current fiscal year.


    The purpose of these tables is to assist the investor in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly.

    The following examples illustrate the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual rate of return and (2) redemption at the end of each time period for each Fund.

                                   ALL FUNDS

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                        ------    -------    -------    --------
Class A...............................   $ 3        $ 8        $14        $ 32
Class B...............................   $ 5        $14        $25        $ 57
Treasurer's Trust.....................   $ 6        $19        $33        $ 75
Class C...............................   $ 8        $24        $42        $ 93
Class D...............................   $10        $32        $55        $122

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The following information applies to a share of the Reserve Institutional Trust -- Primary, U.S. Government and Interstate Tax-Exempt Institutional Funds outstanding throughout each period. The information below should be read in conjunction with the Financial Statements and related notes on page 16. Such information has been audited by PricewaterhouseCoopers LLP, as indicated in their report on page 16.


                                                              OCTOBER 23, 1997
                                                              (COMMENCEMENT OF
                 PRIMARY INSTITUTIONAL FUND                    OPERATIONS) TO
                       CLASS A SHARES                           MAY 31, 1998
                 --------------------------                   -----------------
Net asset value, beginning of period........................       $1.0000
                                                                   -------
Income from investment operations...........................         .0333
Expenses....................................................         .0001
                                                                   -------
Net investment income(1)....................................         .0332
Dividends from net investment income(1).....................        (.0332)
                                                                   -------
Net asset value, end of period..............................       $1.0000
                                                                   =======
Total Return................................................          5.49%(2)

                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------
Net assets in thousands, end of period......................         4,412
Ratio of expenses to average net assets.....................           .25%(2)
Ratio of net investment income to average net assets........          5.35%(2)

                                                                              JANUARY 21, 1997
                                                                              (COMMENCEMENT OF
                 PRIMARY INSTITUTIONAL FUND                    YEAR ENDED      OPERATIONS) TO
                      (CLASS B SHARES)                        MAY 31, 1998      MAY 31, 1997
                 --------------------------                   ------------    -----------------
Net asset value, beginning of year..........................    $1.0000            $1.0000
                                                                -------            -------
Income from investment operations...........................      .0534              .0196
Expenses....................................................      .0005              .0017
                                                                -------            -------
Net investment income(1)....................................      .0529              .0179
Dividends from net investment income(1).....................     (.0529)            (.0179)
                                                                -------            -------
Net asset value, end of year................................    $1.0000            $1.0000
                                                                =======            =======
Total Return................................................       5.29%              4.95%(2)

                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------
Net assets in thousands, end of year........................     10,376              2,008
Ratio of expenses to average net assets.....................        .45%               .48%(2)(3)
Ratio of net investment income to average net assets........       5.16%              4.83%(2)

                                                              OCTOBER 15, 1997
                                                              (COMMENCEMENT OF
                 PRIMARY INSTITUTIONAL FUND                    OPERATIONS) TO
                 (TREASURER'S TRUST SHARES)                     MAY 31, 1998
                 --------------------------                   -----------------
Net asset value, beginning of period........................       $1.0000
                                                                   -------
Income from investment operations...........................         .0351
Expenses....................................................         .0029
                                                                   -------
Net investment income(1)....................................         .0322
Dividends from net investment income(1).....................        (.0322)
                                                                   -------
Net asset value, end of period..............................       $1.0000
                                                                   =======
Total Return................................................          5.13%(2)

                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------
Net assets in thousands, end of period......................       171,700
Ratio of expenses to average net assets.....................           .60%(2)
Ratio of net investment income to average net assets........          5.00%(2)

                                                              SEPTEMBER 15, 1997
                                                               (COMMENCEMENT OF
             U.S. GOVERNMENT INSTITUTIONAL FUND                 OPERATIONS) TO
                      (CLASS B SHARES)                           MAY 31, 1998
             ----------------------------------               ------------------
Net asset value, beginning of period........................       $1.0000
                                                                   -------
Income from investment operations...........................         .0393
Expenses....................................................         .0029
                                                                   -------
Net investment income(1)....................................         .0364
Dividends from net investment income(1).....................        (.0364)
                                                                   -------
Net asset value, end of period..............................       $1.0000
                                                                   =======
Total Return................................................          5.13%(2)

                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------
Net assets in thousands, end of period......................         5,808
Ratio of expenses to average net assets.....................           .45%(2)
Ratio of net investment income to average net assets........          5.00%(2)

                                                                 MAY 5, 1998
                                                              (COMMENCEMENT OF
             U.S. GOVERNMENT INSTITUTIONAL FUND                OPERATIONS) TO
                 (TREASURER'S TRUST SHARES)                     MAY 31, 1998
             ----------------------------------               -----------------
Net asset value, beginning of period........................       $1.0000
                                                                   -------
Income from investment operations...........................         .0036
Expenses....................................................         .0000
                                                                   -------
Net investment income(1)....................................         .0036
Dividends from net investment income(1).....................        (.0036)
                                                                   -------
Net asset value, end of period..............................       $1.0000
                                                                   =======
Total Return................................................          4.85%(2)

                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------
Net assets in thousands, end of period......................         3,261
Ratio of expenses to average net assets.....................           .60%(2)
Ratio of net investment income to average net assets........          4.73%(2)

                                                                MAY 13, 1998
                                                              (COMMENCEMENT OF
               INTERSTATE INSTITUTIONAL FUND                   OPERATIONS) TO
                 (TREASURER'S TRUST SHARES)                     MAY 31, 1998
               -----------------------------                  -----------------
Net asset value, beginning of period........................       $1.0000
                                                                   -------
Income from investment operations...........................         .0021
Expenses....................................................         .0003
                                                                   -------
Net investment income(1)....................................         .0018
Dividends from net investment income(1).....................        (.0018)
                                                                   -------
Net asset value, end of period..............................       $1.0000
                                                                   =======
Total Return................................................          3.39%(2)

                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------
Net assets in thousands, end of period......................        14,031
Ratio of expenses to average net assets.....................           .60%(2)
Ratio of net investment income to average net assets........          3.33%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During the period the manager waived a portion of its comprehensive fee of the Primary Institutional Fund. If there were no reduction the actual fee would have been .02% higher for Class B.

                                     YIELD

    For the seven calendar days ended May 31, 1998, the current and effective yields of each Class and Fund were as follows:

                                                             CURRENT    EFFECTIVE
                                                             -------    ---------
Primary Fund Class..................................  A      5.36%       5.51%
                                                      B      5.16%       5.30%
                                                      TT     5.01%       5.14%
Government Fund Class...............................  B      5.00%       5.12%
                                                      TT     4.85%       4.97%
Interstate Fund Class...............................  TT     3.38%       3.43%

    The Interstate Tax-Exempt Institutional Fund may also quote its tax equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Fund's tax-free yield. The tax equivalent yield is calculated by dividing the Fund's current or effective yield by the result of one minus a stated federal tax rate.


    Current yield refers to the income generated by an investment in a Fund over a seven-day period. This income is then annualized, that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be higher than the current yield because of this compounding effect.


    In reports or other communications to shareholders of the Trust or in advertising materials, the Trust may compare its performance with that of other money market funds listed in the rankings prepared by industry or financial publications or other relevant indices.

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. In addition, the Interstate Tax-Exempt Fund also seeks to have its interest income exempt from federal income taxes. There is no assurance that a Fund will achieve its investment objective. The investment objective may not be changed without the vote of a majority of the outstanding shares of a Fund as defined in the Investment Company Act of 1940 ("1940 Act").

    The principal risk factors associated with investment in the Funds is the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise the Funds' assets and the risk of non-diversification. As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Accordingly, since a relatively high percentage of the Funds' assets may be invested in the securities of a limited number of issuers, the Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence than the investment securities of a diversified investment company. However, the Fund intends to qualify as "regulated investment companies" for purposes of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

    The Primary Fund seeks to attain its objective by investing in U.S. government securities; deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks; savings and loan associations and savings banks; high-quality domestic and foreign commercial paper as determined by any nationally recognized statistical rating organization or, in the case of any instrument that is not rated, it must be of comparable quality as determined by the Board of Trustees; other short-term instruments of similar quality; and instruments fully collateralized by such obligations.

    The Primary Fund may invest in obligations of U.S. banking institutions that are insured by the FDIC; commercial paper which is rated, at the time of investment, P-1 by Moody's, A-1 by S&P or the equivalent thereof if rated by another rating agency; and obligations of foreign banks which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Investment Adviser, are of comparable quality. Instruments which are not rated may also be purchased provided such instruments are determined to be of comparable quality. The Fund may also invest in obligations of, foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars) and foreign branches of foreign banks. Euro and Yankee dollar investments involve certain risks that are different from investments in obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign branches of foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. The Fund will limit its investment in foreign branches of foreign banks to those banks located in Australia, Canada, Western Europe and Japan. The Fund may also invest in Municipal Obligations secured by bank letters of credit, the interest on which is not exempt from federal income taxes.

    The Government Fund seeks to attain its objective by investing only in securities backed by the full faith and credit of the United States government or obligations collateralized thereby.

    The Treasury Fund seeks to attain its objective by investing only in securities of the U.S. government that provide interest income exempt from state and local income taxes. Under federal law, the income derived from obligations issued by the U.S. Treasury and certain of its agencies and instrumentalities is exempt from state personal income taxes. A substantial majority of the states that tax personal income permit mutual funds to passthrough this tax exemption to shareholders. It is anticipated that a substantial portion of the dividends paid to shareholders of the U.S. Treasury Fund residing in these states will qualify for this exemption from state taxation. However, a state or local taxing authority may, in the future, seek to tax a shareholder on all or a portion of this income.

    The Interstate Fund seeks to attain its objective by investing principally in obligations issued by states, territories, and possessions of the U.S. and their subdivisions, duly constituted authorities and corporations, or participation in such obligations; the interest on which is exempt from U.S. federal income taxes.

    The Interstate Fund invests in securities generally known as municipal bonds or notes ("Municipal Obligations") and the interest on them is exempt from federal income tax in the opinion of either bond counsel for the issuers, or in some instances, the issuer itself. They are issued to raise money for various public purposes such as constructing public or private facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are backed by the credit of a private issuer. The Fund may invest any portion of its assets in such bonds and notes. Municipal Obligations bear fixed, variable or floating rates of interest. At least 80% of the value of the Fund's assets will be invested in Municipal Obligations unless the Fund has adopted a temporary defensive position.

    The Interstate Fund may invest any portion of its assets in floating and variable rate demand notes, which are Municipal Obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, in each case, usually upon not more than seven (7) days' notice. The interest rates on these floating and variable rate demand notes fluctuate from time to time. Frequently, such Municipal Obligations are secured by letters of credit or other credit-support arrangements provided by banks. Use of letters of credit or other credit-support arrangements will not adversely affect the tax-exempt status of these Municipal Obligations. The Fund will purchase tax-exempt securities which are rated MIG-1 or MIG-2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent thereof and non-rated securities which are determined to be of comparable quality by the Fund's Investment Adviser pursuant to guidelines established by the Board of Trustees.

    In view of the investment of the Fund in industrial revenue, development bonds and notes secured by letters of credit or guarantees of banks, an investment in Fund shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations, which may limit both the amounts and the types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

OTHER POLICIES. PRIMARY, GOVERNMENT AND TREASURY FUNDS. Each Fund may invest in repurchase agreement transactions. A repurchase agreement is a transaction by which a Fund purchases a security (U.S. government or other) and simultaneously commits to resell that security to the seller at the same price, plus interest at a specified rate. Repurchase agreements usually have a short duration, often less than one week. The Funds will limit repurchase agreements to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Funds' Board of Trustees. The Investment Adviser will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest. The instruments held as collateral are valued daily, and if the value of the instruments decline, the Funds will require additional collateral. If the other party to the repurchase agreement defaults on its obligation to repurchase the underlying securities, a portfolio may incur a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, a Fund may encounter difficulties and might incur costs or possible losses of principal and income upon the exercise of its rights under the repurchase agreement. The U.S. Treasury Fund will limit its investment in repurchase agreements with respect to securities backed only by the full faith and credit of the U.S. government to not more than 5% of its total assets. Such investment will be for temporary purposes pending the investment of uninvested cash in U.S. Treasury obligations. Securities subject to repurchase agreements will be placed in a segregated account and the market value will be monitored to ensure that the market value of the securities plus any accrued interest thereon will at least equal the repurchase price.

    The Primary and Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities (or any combination thereof), which will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. In determining whether to lend securities to a particular broker-dealer or financial institution, the Fund will consider all relevant facts and circumstances, including the creditworthiness of the broker-dealer or financial institution. A Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. During the time portfolio securities are on loan the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest from the borrower who has delivered equivalent collateral or secured a letter of credit. The value of the securities loaned cannot exceed 25% of the Fund's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights to the collateral in the event of insolvency of the borrower of the securities. The SAI further explains the Funds' securities-lending policies.

    The Primary, Government and Treasury Funds may invest, without limitation, in U.S. government securities and in instruments secured or collateralized by U.S. government securities. A Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice. A Fund will not concentrate (i.e., invest 25% or more of its total assets) in the securities of issuers in a single industry, except that the Primary Fund may invest 25% or more of its total assets in banking. In addition, a Fund will not invest more than 5% of its total assets in the securities of any single issuer (except U.S. government securities or repurchase agreements collateralized by U.S. government securities). Each Fund has the authority to borrow money (including reverse repurchase agreements), for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.

    U.S. government securities include a variety of securities which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. United States government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the United States. Other securities, such as obligations issued by the FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by the FHLB and FHLMC are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the United States the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

    U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book entries at a Federal Reserve member bank representing ownership of obligation components.

    In order to provide liquidity, each Fund: limits its average maturity to 90 days or less; buys securities which mature in 397 days or less; and buys only high-quality securities.

INTERSTATE FUND. Certain banks and other municipal securities dealers have indicated a willingness to sell Municipal Obligations to the Fund accompanied by a commitment to repurchase the securities, at the Fund's option or at a specified date, at an agreed upon price or yield within a specified period prior to the maturity date of such securities at the amortized cost thereof. If a bank or other municipal securities dealer were to default under such stand-by commitment and fail to pay the exercise price, the Fund could suffer a potential loss to the extent that the amount paid by the Fund, if any, for the Municipal Obligation with the stand-by commitment exceeded the current value of the underlying Municipal Obligations. If a bank or other municipal securities dealer defaults under its stand-by commitment, the liquidity of the security subject to such commitment may be adversely affected.

    Municipal Obligations are sometimes offered on a when-issued or delayed delivery basis. There is no limit on the Fund's ability to purchase Municipal Obligations on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date, normally within one month and no interest accrues in the interim. To the extent that assets of the Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is the Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable. At the time the Fund makes the commitment to purchase a Municipal Obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. The Investment Adviser does not believe that the Fund's NAV or income will be adversely affected by the purchase of Municipal Obligations on a when-issued basis.

    The Fund may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit-support arrangements provided by banks.

    Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free," not more than 20% of its net assets may be invested in municipal securities subject to the federal AMT or at least 80% of its income must be tax-exempt. Income received on such securities is classified as a "tax preference item" which could subject certain shareholders of the Fund to the AMT. However, as of the date of this Prospectus, the Fund does not purchase such securities, but reserves the right to do so depending on market conditions in the future.

    Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

    From time to time the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities; deposit-type obligations, acceptances, and letters of credit of Federal Deposit Insurance Corporation member banks; and instruments fully collateralized by such obligations. Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in Taxable Investments at any time. The Fund may enter into repurchase agreements with regard to the taxable obligations listed above. Although the Fund is permitted to make temporary taxable investments, there is no current intention of generating income subject to federal income tax.

    The Fund's Investment Adviser uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Funds seek to minimize the effect of such fluctuations and provide liquidity by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

                                   MANAGEMENT

INVESTMENT MANAGEMENT AGREEMENT. The Board of Trustees manages each Fund's business and affairs. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, NY 11030, a New Jersey corporation, provides the Funds with investment advice pursuant to an Investment Management Agreement. Since November 15, 1971, the Adviser and its affiliates have been advising The Reserve Funds, which currently have assets in excess of $4.7 billion. Under the Investment Management Agreement, the Adviser manages each Fund's investments, including effecting purchases and sales, in furtherance of its investment objective and policies, subject to overall control and direction by the Trustees.

    Each Fund pays the Adviser a comprehensive management fee calculated on an annual basis at .25% of its average daily net assets. Under the terms of the Investment Management Agreement with the Funds, the Adviser pays all employee and ordinary operating costs of the Funds. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, fees under the Distribution Plan and the Service Plan (discussed below) and certain operating expenses unique to the Treasurer's Trust shares.

    It is expected that the holders of the Treasurer's Trust shares will be wrap fee accounts, trust accounts, omnibus accounts and other accounts of smaller investors which require sub-accounting and other such services which are unique to the Treasurer's Trust shares of each Fund. Payment for these services will be made by the Fund and charged against the average daily net assets attributable to the Treasurer's Trust shares, rather than being paid by the Adviser as part of its comprehensive fee.

    The Investment Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Investment Management Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    The Adviser may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


YEAR 2000. The Trust could be adversely affected if the computer systems and other service providers that interface with it are unable to process data from January 1, 2000 and after. However, steps are being taken by The Adviser to reasonably address this issue and to obtain assurance that comparable effort is being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.


TRUSTEES. The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Reserve Institutional Trust acts as its own transfer agent and dividend-paying agent.

                               HOW TO BUY SHARES

    Each Fund offers five Classes of shares to investors, with each Class subject to differing service fees and distribution fees, as follows:

                                                  MAXIMUM                       MAXIMUM
                                                  ANNUAL         MAXIMUM      TOTAL ANNUAL
                                                SHAREHOLDER       ANNUAL       OPERATING           MINIMUM
                                               SERVICES FEE*    12B-1 FEE*     EXPENSES+      INITIAL INVESTMENT
                                               -------------    ----------    ------------    ------------------
Class A......................................         0%             0%            .25%       $10 million
Class B......................................       .20%             0%            .45%       $5 million
Treasurer's Trust............................       .35%             0%            .60%       None
Class C......................................       .25%           .25%            .75%       $1 million
Class D......................................       .25%           .50%           1.00%       $250,000

---------------
* As a percentage of average daily net assets.
+ As a percentage of average net assets (exclusive of brokerage fees, extraordinary legal and accounting fees and expenses).

    In all other respects, all Classes of shares represent the same interest in the income and assets of each respective Fund.

    Shares of a Fund may be purchased by wire only. Shares are sold at the net asset value ("NAV") determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open ("Business Day"). For Federal Funds wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM (New York time for Primary and U.S. Government Funds), (11:00 AM New York time for Interstate and U.S. Treasury Funds) of the amount to be transmitted and the account to be credited, and the Fund must receive the credit at its bank by 3:00 PM (New York time). Orders received by a Fund after the times specified above will be priced at the public offering price in effect at 3:00 PM (New York time) on the next Business Day. Purchase orders are not accepted on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, Christmas Day, days the NYSE is closed for trading or regional bank holidays.

    To purchase shares of a Fund by Federal Reserve wire, call the Fund at 800-637-1700 or call your sales representative. To protect a Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Funds reserve the right to refuse any investment.

    If the Public Securities Association recommends that the government securities markets close early, the Funds may advance the time at which they must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Funds after the advanced time become entitled to dividends on the following Business Day. If a Fund receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Business Day.

    If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested. Telephone the Fund, toll free at 800-637-1700 for wiring instructions.

SHARE CERTIFICATES. Each Fund maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in each Fund is $10 million for Class A, $5 million for Class B, $1 million for Class C, and $250,000 for Class D shares. The Treasurer's Trust shares of each Fund are not subject to any minimum initial investment amount. There is no minimum subsequent investment for any of the classes. The Funds reserve the right to waive the minimum investment requirement.

NET ASSET VALUE. Shares are sold to the public at NAV which is calculated at the close of each Business Day (normally 4:00 PM New York time) by taking the sum of the value of each Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. A "Business Day" is Monday through Friday exclusive of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, Christmas Day, days the NYSE is closed for trading or regional bank holidays. It is the policy of each Fund to seek to maintain a stable NAV per share of $1.00, although this share price is not guaranteed.

DISTRIBUTOR. The Funds' distributor is Resrv Partners, Inc., 810 Seventh Avenue, New York, NY 10019-5868, which is a wholly-owned subsidiary of the Adviser.

DISTRIBUTION PLAN. Accounts may be opened through brokers, financial intermediaries, and institutions ("Firms"). Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states. Some of these Firms participate in the Fund's Distribution Plan and Service Plan.

    The Reserve Institutional Trust maintains the Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Class C and D shares of each Fund make assistance payments at annual rates of 0.25% and 0.50%, respectively, of the average daily NAV of Firms' shareholder accounts ("qualified accounts"). Substantially all such monies are paid by RMCI to Firms for distribution assistance provided to the Funds. The Investment Adviser, at its discretion, may pay from its own resources or from other resources available to it, additional amounts and incentives, including lump-sum payments, based upon the amount of assets committed to the Funds by such Firms and underwriters. The Plan does not permit the carrying over of payments from year to year. The Investment Adviser also reimburses Firms, from its own resources or from other resources available to it for a portion of their costs for advertising and marketing of the Funds. All such arrangements are designed to facilitate the sale of the Funds' shares. Class A, Class B and Treasurer's Trust shares do not currently participate in a 12b-1 distribution plan.

SHAREHOLDER SERVICE FEES. Under the plan, shareholders of Class B, Treasurer's Trust, C and D pay Firms a service fee at an annual rate up to 0.20%, 0.35%, 0.25% and 0.25%, respectively of the average daily NAV for which the Firm provides personal service, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in The Service Plan.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some Firms which utilize a centralized purchase method for shares may have an earlier cut-off for purchase orders than stated above in order to facilitate the transmission of purchase orders by bulk wire. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Funds' transfer agents will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. Some Firms may receive compensation for recordkeeping and other services relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees; and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                         SHARES OF BENEFICIAL INTEREST

    The Reserve Institutional Trust was originally organized as a Maryland corporation on February 5, 1981 and reorganized on September 16, 1986 as a Massachusetts business trust, and is an open-end management investment company commonly known as a mutual fund. At the date of this Prospectus, there were four separate series authorized and three series outstanding. Additional series may be added in the future by the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest which may be issued in any number of series. Shares issued will be fully paid and non-assessable and will have no preemptive, conversion or sinking rights. The shareholders of each series are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights with respect to earnings, dividends, redemptions and in the net assets of their series on liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or change the fundamental investment policies) or by the Declaration of Trust.

    Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the trust's obligations to third parties unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires each Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

                                DAILY DIVIDENDS

    Each Fund declares dividends each Business Day. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Although none are anticipated, any net realized long-term capital gains will be distributed at least annually.

                                     TAXES

    Each Fund intends to maintain its regulated investment company status for federal income tax purposes. Accordingly, the Funds intend to satisfy certain requirements imposed by the Internal Revenue Code, so as to avoid any federal income or excise tax liability.

    For federal income tax purposes, distributions out of interest earned by a Fund and net realized short-term capital gains are taxable as ordinary income. Any distributions of net long-term capital gains are taxable to individual shareholders at the applicable 20% or 28% capital gains rate, regardless of the length of time shares have been owned by the shareholder. Distributions are taxable to shareholders in the same manner, whether a shareholder receives such distributions in cash or reinvests them in additional shares.

    The Treasury Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in many states from state and local personal income taxes except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the Treasury Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may currently or in the future seek to tax an investor on a portion of this interest income. Shareholders should consult with their own tax advisers with respect to the application of their state and local tax laws to these distributions.

INTERSTATE FUND. Dividends derived from the interest earned on Municipal Obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to individual shareholders at the applicable mid-term or long-term capital gains rate regardless of the length of time the Fund's shares have been owned by the shareholder.

ALL FUNDS. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which they are received.

    Upon a sale or other disposition of shares of a Fund, in the event that the Fund does not maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares.

    The Funds may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. federal income tax liability.

    Shareholders of each Fund are advised to retain all statements to maintain accurate records of their investments. The Trust intends to report to its shareholders before the end of February of each year the source of dividends and other distributions, if any, paid or declared by each Fund during the previous calendar year which may be exempt from state income taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

    Further information relating to tax consequences is contained in the SAI.

                                  REDEMPTIONS

TIME AND METHOD OF REDEMPTION. Shares of each Fund are redeemed at NAV determined after receipt by the Fund of a request in proper form. Although the Funds have seven (7) days to transmit payment for share redemptions, they usually transmit payment the same day when redemption requests are received before 12:00 noon (New York time) (11:00 AM New York time for the U.S. Treasury Fund and Interstate Fund) and the next day for requests received after the specified time to enable shareholders to receive additional dividends. This is not always possible, however, and transmission of redemption proceeds may be delayed. Payment will normally be made by check or bank transfer. Shares do not earn dividends on the day a redemption is effected regardless of the time the order is received.

WRITTEN AND TELEPHONE REDEMPTION REQUESTS. The Funds strongly suggest (but not require) that each written redemption be at least $100,000 and require that each telephone redemption be at least $100,000, except for redemptions which are intended to liquidate your account. A shareholder will be charged $100 for redemption checks for less than $100,000, except for Class D shareholders who will be charged $2.00 for redemption checks of less than $100. Payments of $100,000 or more will be wired upon request without charge, except for Class D shareholders who can have payments of $10,000 or more wired without charge. A shareholder will be charged $100 for wires of less than $100,000, except for Class D shareholders who will be charged $10 for wires less than $10,000. Shareholders of Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The use of a predesignated financial institution, such as a savings bank, credit union or savings and loan association which is not a member of the Federal Reserve wire system to receive your wire, could cause such a delay. If a Fund has previously been advised in writing of your brokerage or bank account, telephone requests will be accepted by calling 800-637-1700. The Funds may be liable for any losses caused by their failure to employ reasonable procedures. To reduce the risk of loss, proceeds of telephone redemptions may be sent only (1) to the bank or brokerage account designated by the shareholder on the investment Application or in a letter with the signature(s) guaranteed; or (2) to the address of record if all the conditions listed below are met. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed as described below. Other redemption orders must be in writing with the necessary signature(s) guaranteed by a domestic commercial bank; a domestic trust company; a domestic savings bank, credit union or savings association; or a member firm of a national securities exchange. Guarantees from notaries public are unacceptable. The Funds will waive the signature guarantee requirement for Class D shareholders on a redemption request once every thirty (30) days if all of the following conditions apply: if the redemption check is (1) for $5,000 or less;
(2) payable to the shareholder(s) of record; and (3) mailed to the shareholder(s) at the address of record. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds. Redemption instructions and election of the plans described may be made when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation.

    The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for telephone redemptions may be modified or terminated by a Fund at any time. During times of drastic economic or market conditions, shareholders may experience difficulty in contacting the Funds by telephone to request a redemption or exchange of a Fund's shares. In such cases, shareholders should consider using another method of redemption, such as a written request or a redemption by check.

REDEMPTION BY CHECK. (Treasurer's Trust and Class D shareholders only.) By completing a signature card (and certain other documentation if the record owner is a fiduciary, corporation, partnership, trust or other organization) which is available from the Funds or the Firm through which shares of the Funds were purchased, you can write checks against your account. This privilege may not be available to clients of some Firms. There is no minimum amount for check redemptions, however, a Fund, upon proper notice to the shareholder, may choose to impose a fee if it deems a shareholder's actions to be burdensome to the Fund. A Firm may establish variations of minimum check amounts for their customers if such variations are approved by the Funds. This procedure lengthens the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, a check cannot completely liquidate your account, nor may a check be presented for certification or immediate payment. Otherwise, you may deposit a check in your bank account or use it to pay any third party obligation not requiring certification. Shareholder checks written against accounts with insufficient funds, postdated checks and checks which contain an irregularity in the signature, amount or otherwise will be returned by the Funds and a fee charged against the account. Because check redemptions are reported on account statements, they will not be confirmed separately. A fee is charged for providing check copies.

STOP PAYMENTS. (Treasurer's Trust and Class D shareholders only.) The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (New York time) in proper form will be effective the next Business Day. Oral stop payment requests are effective for 14 calendar days, at which time they will be canceled unless confirmed in writing. Written stop payment requests are effective for one year. A fee is charged for this service.

AUTOMATIC WITHDRAWAL PLANS. (Treasurer's Trust and Class D shareholders only) If you have an account with a balance of at least $5,000 you may make a written election to participate in either one of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under either Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge or modify or terminate any Automatic Withdrawal Plan at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

RESERVE AUTOMATIC TRANSFER. (Treasurer's Trust and Class D shareholders only) You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (as permitted) designated in the application. Only such an account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) Business Days after receipt of the redemption request. The Funds may impose a charge or modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

REDEMPTIONS THROUGH BROKER AND FINANCIAL INSTITUTIONS. Redemptions through brokers and Financial Institutions may involve such Firm's own redemption minimums, service fees, and other redemption requirements.

RESTRICTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the New York Stock Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer Plan, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares which will generally be ten (10) Business Days. Shareholder checks written against funds which are not yet considered collected will be returned and a fee charged against the account (for Class D and Treasurer's Trust shareholders only). When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) Business Days after the purchase.

                              GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The investment Application provides that persons so registering their account indemnify and hold the Fund harmless for actions taken by either party.

BACKUP WITHHOLDING. The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (TIN) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that is, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an annual report containing audited financial statements and an unaudited semi-annual report. A statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive a statement combining transactions in Fund shares with statements covering other brokerage or mutual fund accounts.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000 for Class D and less than $100,000 for Class A, Class B and Class C), the Funds will either levy a monthly charge (currently $5 for Class D and $100 for Class A, B and C). Some firms may establish variations of minimum balances and fee amounts if such variations are approved by the Funds.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone to obtain yields and account balances. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to the Funds.

SPECIAL SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions for shareholders. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.


PERFORMANCE. The Funds may compare their performance to other income-producing alternatives such as (i) money-market funds (based on yields cited by IBC's Money Fund Report and other industry publications); and (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money-market deposit accounts and NOW accounts as reported by the Bank Rate Monitor and other industry publications). An investment in shares of a Fund is not insured by the Federal Deposit Insurance Corporation.


    Yield information is useful in reviewing a Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

                            ------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of Reserve Institutional
Trust:


    In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Reserve Institutional Trust (comprising the Primary Institutional, U.S. Government Institutional and Interstate Tax-Exempt Institutional Funds) at May 31, 1998, the results of its operations for the period then ended, the changes in their net assets and the financial highlights for the periods then ended in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                              PricewaterhouseCoopers LLP


New York, New York


July 24, 1998


           RESERVE INSTITUTIONAL TRUST -- PRIMARY INSTITUTIONAL FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1998


                                                                %      DAYS TO        VALUE
                                                              RATE     MATURITY      (NOTE 1)
                                                              ----     --------      --------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 47.34 %
  ABN-AMRO Bank N.V.(a).....................................  5.53        15       $  9,026,268
  Canadian Imperial Bank of Commerce(b).....................  5.535       23          9,015,221
  Chase Manhattan Bank......................................  5.55         4          9,006,938
  Crestar Bank..............................................  5.555       36          9,015,276
  Deutsche Bank AG(a).......................................  5.54        19          9,018,005
  Dresdner Bank AG(b).......................................  5.54        29          8,004,924
  Harris Trust and Savings Bank.............................  5.53        11          9,029,033
  Mellon Bank, N.A. ........................................  5.57         3          9,083,550
  SouthTrust Bank of Alabama, N.A. .........................  5.57        36          9,036,205
  Westdeutsche Landesbank Girozentrale(b)...................  5.57        36          8,048,273
                                                                                   ------------
Total Negotiable Bank Certificates of Deposit -- (Cost
  $88,000,000)..............................................                         88,283,693
PROMISSORY NOTES -- 14.45 %
  Commerzbank U.S. Finance, Inc.(c).........................  5.51        22          8,971,073
  Hypo U.S. Finance, Inc.(c)................................  5.505        8          8,990,366
  Societe Generale North America, Inc.(c)...................  5.50        17          8,978,000
                                                                                   ------------
Total Promissory Notes -- (Cost $26,870,636)................                         26,939,439


                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE INSTITUTIONAL TRUST -- PRIMARY INSTITUTIONAL FUND

                                                                %      DAYS TO        VALUE
                                                              RATE     MATURITY      (NOTE 1)
                                                              ----     --------      --------
REPURCHASE AGREEMENTS -- 38.09 %
  GNMA 7% due 7/15/27 (Repo with Bear, Stearns & Co. Inc.
    dated May 29, 1998, resale amount $30,014,075)..........  5.63         1       $ 30,014,075
  FMAR due 10/2/24 and FNAR due 2/1/27 to 4/1/34 (Repo with
    DLJ Securities Corporation dated May 29, 1998, resale
    amount $16,507,741).....................................  5.63         1         16,507,741
  TRIN 3.375% due 1/15/07 (Repo with Prudential Securities
    Inc. dated May 29, 1998, resale amount $24,511,351).....  5.56         1         24,511,351
                                                                                   ------------
Total Repurchase Agreements -- (Cost $71,000,000)...........                         71,033,167
                                                                                   ------------
Primary Institutional Fund Investments -- (99.88%) (Cost
  $185,870,636).............................................                        186,256,299
Other assets, less liabilities -- (.12%)....................                            232,177
                                                                                   ------------
NET ASSETS (100%) equivalent to $1.00 net asset value,
  offering and redemption prices per share based on
  186,488,476 shares of beneficial interest $.001 par value
  outstanding...............................................                       $186,488,476
                                                                                   ============


---------------


        CLASSES                NET ASSETS        SHARES OUTSTANDING        NAV
Class A                       $4,412,016         4,412,016                $1.00
Class B                       $10,376,245        10,376,245               $1.00
Class Treasurer's Trust       $171,700,215       171,700,215              $1.00


       RESERVE INSTITUTIONAL TRUST -- U.S. GOVERNMENT INSTITUTIONAL FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1998


                                                                      DAYS TO       VALUE
                                                              RATE    MATURITY     (NOTE 1)
                                                              ----    --------     --------
REPURCHASE AGREEMENTS -- 98.19 %
  GNMA 5% due 11/20/27 (Repo with Goldman Sachs & Co. dated
    May 28, 1998, resale amount $3,102,368).................  5.50       2        $3,101,895
  GNMA 5% due 5/20/28 (Repo with Prudential Securities Inc.
    dated May 29, 1998, resale amount $2,801,276)...........  5.47       1         2,801,276
  GNMA 6.50% due 10/15/27 (Repo with Salomon Smith Barney
    Inc. dated May 27, 1998, resale amount $3,002,760)......  5.52       2         3,002,300
                                                                                  ----------
Total Institutional Government Fund Investments -- (Cost
  $8,900,000)...............................................                       8,905,471
Other assets, less liabilities -- (1.81%)...................                         163,959
                                                                                  ----------
NET ASSETS (100%) equivalent to $1.00 net asset value,
  offering and redemption prices per share based on
  9,069,430 shares of beneficial interest $.001 par value
  outstanding...............................................                      $9,069,430
                                                                                  ==========


---------------

     CLASSES                       NET ASSETS       SHARES OUTSTANDING        NAV
     Class B                       $5,808,080       5,808,080                $1.00
     Class Treasurer's Trust       $3,261,350       3,261,350                $1.00

(a) Eurodollar Certificates of Deposit - London Branch, United Kingdom

(b) Yankee Certificates of Deposit

(c) Collateralized by Bank Letter of Credit

GNMA  =    Government National Mortgage Association Mortgage-Backed
           Pass-Through Securities
FMAR  =    Federal Home Loan Mortgage Corporation (FHLMC) Adjustable
           Rate Mortgage-Backed Pass-Through Participation Certificates
FNAR  =    Federal National Mortgage Association (FNMA) Adjustable Rate
           Mortgage-Backed Pass-Through Securities
TRIN  =    U.S. Treasury STRIPS

                       SEE NOTES TO FINANCIAL STATEMENTS.

    RESERVE INSTITUTIONAL TRUST -- INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND


                    STATEMENT OF NET ASSETS -- MAY 31, 1998


                                                                              PRINCIPAL
                                                               MATURITY         AMOUNT           VALUE
DESCRIPTION OF SECURITY                                          DATE       (IN THOUSANDS)     (NOTE 1)
-----------------------                                        --------     --------------     --------
ALABAMA -- 3.59 %
  Pell City IDA for General Signal Corporation, 3.90%(a)....   10/1/2000         500          $   503,379
ARIZONA -- 7.15 %
  Apache IDA for Tucson Electric Power Company, 3.90%(a)....  12/15/2018         500              500,910
  Pima IDA PCR for Tucson Electric Project, 3.85%(a)........   10/1/2022         500              501,682
CALIFORNIA -- 3.57 %
  Grand Terrace Community Redevelopment Agency, 4.40%(a)....   12/1/2011         500              501,572
COLORADO -- 7.16 %
  Englewood HCF for SW Medical Professional Ltd. Series 85,
    4.20%(a)................................................   12/1/2010         500              501,438
  Eagle Revenue Bonds for Smith Creek Metro District,
    3.75%(a)................................................   10/1/2035         500              503,293
FLORIDA -- 7.17 %
  Boca Raton IDA for Parking Garage Project, 4.075%(a)......   12/1/2014         500              505,074
  St. Lucie PCR for Florida Power & Light, 3.95%(a).........    1/1/2026         500              501,592
KENTUCKY -- 7.22 %
  Ohio County PCR for Big River Electric Corporation,
    4.35%(a)................................................    6/1/2013         500              510,590
  Ohio County PCR for Big River Electric Corporation Project
    Series 1985, 4.50%(a)...................................   10/1/2015         500              501,932
MARYLAND -- 3.57 %
  Baltimore IDA for Mayor and City Counsel Project,
    4.50%(a)................................................    8/1/2016         500              501,579
MICHIGAN -- 7.17 %
  Jackson EDC for Thrifty Leoni Inc. Project, 3.825%(a).....   12/1/2014         500              504,811
  Michigan Job Development Authority, 4.10%(a)..............    1/1/2004         500              501,741
MINNESOTA -- 3.58 %
  New Ulm Commercial Development Authority for Rob Bradley
    Project Series 97, 4.10%(a).............................   10/1/2011         500              501,772
MISSOURI -- 3.59 %
  Cole IDA for Modine Manufacturing Series 85, 4%(a)........   12/1/2015         500              503,502
NEW JERSEY -- 3.60 %
  New Jersey EDA for Volvo of America Corp., 4.246%(a)......   12/1/2004         500              505,050
NEW YORK -- 5.72 %
  New York City GOB Series E2, 4%(a)........................    8/1/2020         500              501,603
  New York City GOB Series E6, 4%(a)........................    8/1/2019         300              300,960
NORTH DAKOTA -- 3.58 %
  Minot IDR for Nash-Finch Project Series 93, 4.20%(a)......   12/1/2002         500              501,784
OHIO -- 3.58 %
  Toledo Special Obligation Assessment Notes, 3.90%.........   12/1/1998         500              501,660
OKLAHOMA -- 3.59 %
  Oklahoma IDA for Christian College, 4.625%(a).............    7/1/2015         500              503,731
PENNSYLVANIA -- 7.16 %
  Allegheny University Project Series 85, 3.60%(a)..........    7/1/2015         500              503,168
  Northeastern HEF Wyoming Valley HCS Revenue Bonds,
    3.85%(a)................................................    1/1/2024         500              501,652
TENNESSEE -- 3.57 %
  Chattanooga IDA for Baylor School Project, 3.90%(a).......   11/1/2016         500              501,659
TEXAS -- 3.58 %
  Harris HFC for Greater Houston Project, 3.85%(a)..........   11/1/2025         500              501,682
UTAH -- 3.57 %
  Salt Lake City HFA for Parkview Plaza Project, 3.95%(a)...   12/1/2014         500              501,394


                       SEE NOTES TO FINANCIAL STATEMENTS.

    RESERVE INSTITUTIONAL TRUST -- INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                                                              PRINCIPAL
                                                               MATURITY         AMOUNT           VALUE
DESCRIPTION OF SECURITY                                          DATE       (IN THOUSANDS)     (NOTE 1)
-----------------------                                        --------     --------------     --------
WASHINGTON -- 3.58 %
  Port of Seattle DAI for Douglas Management Corporation,
    3.95%(a)................................................   12/1/2005         500          $   501,711
WISCONSIN -- 3.57 %
  Green Bay IDA for St. Mary Cement Company Ltd., 4%(a).....   11/1/2000         500              501,419
                                                                                              -----------
Total Interstate Institutional Fund Investments -- (98.87%)
  (Cost $13,800,000)........................................                                   13,872,340
Other assets, less liabilities -- (1.13%)...................                                      158,596
                                                                                              -----------
NET ASSETS (100 %) equivalent to $1.00 net asset value,
  offering and redemption prices per share on 14,030,936
  shares of beneficial interest of $.001 par value
  outstanding...............................................                                  $14,030,936
                                                                                              ===========


---------------

              CLASS                NET ASSETS        SHARES OUTSTANDING        NAV
     Class Treasurer's Trust       $14,030,936       14,030,936               $1.00

(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1998. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

SECURITY TYPE ABBREVIATIONS:

DAI  --   Development Authority Industrial Development Refunding Bonds
EDA  --   Economic Development Authority Revenue Bonds
EDC  --   Economic Development Corporation
GOB  --   General Obligation Bonds
HCF  --   Health Care Facility
HCS  --   Health Care Systems, Inc.
HEF  --   Health and Educational Facilities Revenue Bonds
HFA  --   Health Facilities Authority Revenue Bonds
HFC  --   Housing Finance Corporation
IDA  --   Industrial Development Authority Revenue Bonds
IDR  --   Industrial Development Agency Revenue Bonds
PCR  --   Pollution Control Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

    RESERVE INSTITUTIONAL TRUST -- STATEMENTS OF OPERATIONS -- MAY 31, 1998



                                                                      FOR THE YEAR ENDED MAY 31, 1998
                                                              ------------------------------------------------
                                                                 PRIMARY      U.S. GOVERNMENT     INTERSTATE
                                                              INSTITUTIONAL   INSTITUTIONAL*    INSTITUTIONAL*
                                                              -------------   ---------------   --------------
INTEREST INCOME (Note 1)....................................   $6,765,370        $141,899          $28,961
                                                               ----------        --------          -------
EXPENSES (Note 2)
  Comprehensive fee
    Class A.................................................       25,898               0                0
    Class B.................................................       64,601          10,668                0
    Class Treasurer's Trust.................................      570,571           1,325            4,361
                                                               ----------        --------          -------
    Total Expenses..........................................      661,070          11,993            4,361
                                                               ----------        --------          -------
NET INVESTMENT INCOME.......................................   $6,104,300        $129,906          $24,600
                                                               ==========        ========          =======



    The U.S. Government and Interstate Institutional Funds commenced their operations on September 15, 1997 and May 13, 1998.


       RESERVE INSTITUTIONAL TRUST -- STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  U.S. GOVERNMENT         INTERSTATE
                                                    PRIMARY INSTITUTIONAL          INSTITUTIONAL         INSTITUTIONAL
                                                 ----------------------------   -------------------   -------------------
                                                                                SEPTEMBER 15, 1997       MAY 13, 1998
                                                                                 (COMMENCEMENT OF      (COMMENCEMENT OF
                                                  YEAR ENDED      YEAR ENDED    OPERATIONS) THROUGH   OPERATIONS) THROUGH
                                                 MAY 31, 1998    MAY 31, 1997      MAY 31, 1998          MAY 31, 1998
                                                 -------------   ------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
    Net investment income paid to shareholders
      as dividends (Note 1)....................  $  (6,104,300)   $  (35,795)       $  (129,906)          $   (24,600)
                                                 -------------    ----------        -----------           -----------
  FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1 per share):
    Net proceeds from the sale of shares.......    930,964,321     2,876,422         17,950,641            14,845,121
    Net asset value of shares issued on
      reinvestment of dividends................      6,104,300        35,795            129,906                24,600
                                                 -------------    ----------        -----------           -----------
      Subtotal.................................    937,068,621     2,912,217         18,080,547            14,869,721
    Cost of shares redeemed....................   (752,587,782)     (904,580)        (9,011,117)             (838,785)
                                                 -------------    ----------        -----------           -----------
    Net increase from capital share
      transactions.............................    184,480,839     2,007,637          9,069,430            14,030,936
NET ASSETS:
  Beginning of year............................      2,007,637             0                  0                     0
                                                 -------------    ----------        -----------           -----------
  End of year..................................  $ 186,488,476    $2,007,637        $ 9,069,430           $14,030,936
                                                 =============    ==========        ===========           ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST

     PRIMARY, U.S. GOVERNMENT AND INTERSTATE TAX-EXEMPT INSTITUTIONAL FUNDS


                         NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES:

    The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

    A. The Fund's authorized shares of beneficial interest are unlimited and divided into four series with five classes of shares, Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds. These financial statements and notes apply only to all classes of Primary Institutional Fund, Class B and Treasurer's Trust classes of U.S. Government Institutional Fund and to Treasurer's Trust class of Interstate Tax-Exempt Institutional Fund.

    B. Securities are stated at value which represents cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolio, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

    C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

    E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.


    F. The Primary and U.S. Government Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Funds Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.


(2) MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:


    Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof. RMCI receives a comprehensive fee from the Funds at an annual rate of .25% Class A, .45% Class B (as amended February 3, 1997) and .60% Class Treasurer's Trust of the average daily net assets of each of the Funds. For the year ended May 31, 1998, the Primary, U.S. Government and Interstate Tax-Exempt Institutional Funds had accrued expenses due to RMCI of $8,938, $376 and $692, respectively.


(3) MANAGEMENT'S USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          RESERVE INSTITUTIONAL TRUST

     PRIMARY, U.S. GOVERNMENT AND INTERSTATE TAX-EXEMPT INSTITUTIONAL FUNDS


                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

(4) CAPITAL SHARE TRANSACTIONS

    Transactions in capital stock of each Fund for the year ended May 31, 1998, were as follows:


                                                                                                    CLASS
            PRIMARY INSTITUTIONAL FUND                      CLASS A           CLASS B         TREASURER'S TRUST
            --------------------------                    -----------       -----------       -----------------
Sold...............................................        80,769,940        46,220,750          803,973,631
Reinvest...........................................           562,364           748,323            4,793,613
Redeemed...........................................       (76,920,288)      (38,600,465)        (637,067,029)
                                                          -----------       -----------         ------------
Net Increase.......................................         4,412,016         8,368,608          171,700,215
                                                          ===========       ===========         ============


                                                                                                    CLASS
U.S. GOVERNMENT INSTITUTIONAL FUND                                            CLASS B         TREASURER'S TRUST
----------------------------------                                          -----------       -----------------
Sold...............................................                          14,076,079            3,874,563
Reinvest...........................................                             119,220               10,685
Redeemed...........................................                          (8,387,219)            (623,898)
                                                                            -----------         ------------
Net Increase.......................................                           5,808,080            3,261,350
                                                                            ===========         ============


                                                                                                    CLASS
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND                                                      TREASURER'S TRUST
----------------------------------------                                                      -----------------
Sold...............................................                                               14,845,121
Reinvest...........................................                                                   24,600
Redeemed...........................................                                                 (838,785)
                                                                                                ------------
Net Increase.......................................                                               14,030,936
                                                                                                ============



                     FEDERAL TAX INFORMATION - (UNAUDITED)



    The dividends distributed by the Primary and U.S. Government Institutional Funds are treated for Federal tax purposes as ordinary income. The dividends distributed by Interstate Tax-Exempt Institutional Fund are tax-exempt for Federal tax purposes.

                      [This page intentionally left blank]

[CAPTION]

               TABLE OF CONTENTS
                                                  PAGE
                                                  ---
Shareholder Expenses............................    2
Financial Highlights............................    3
Yield...........................................    6
Investment Objective and Policies...............    6
Management......................................    9
How to Buy Shares...............................   10
Shares of Beneficial Interest...................   12
Daily Dividends.................................   12
Taxes...........................................   12
Redemptions.....................................   13
General Information.............................   14
Report of Independent Accountants...............   16
Financial Statements............................   16

      Investors are advised to read and retain this Prospectus for future reference.


        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700            M     www.reservefunds.com

Distributor -- Resrv Partners, Inc.

RIT 7/98

                  LOGO                                     Founders of

                                                      "America's First
                                                           Money Fund"

       -------------------------------------------------------------------------
         ----------

       -------------------------------------------------------------------------
         ----------

                  PRIMARY INSTITUTIONAL FUND
                  U.S. GOVERNMENT INSTITUTIONAL FUND
                  U.S. TREASURY INSTITUTIONAL FUND
                  INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                         General Information, Purchases and
                                         Redemptions

                                         ---------------------------------------
                                         24-Hour Yield and Balance Information

                                         ---------------------------------------

                                         Nationwide

                                         800-637-1700   M   www.reservefunds.com

                               TREASURER'S TRUST
                                   PROSPECTUS

    Treasurer's Trust is a class of shares within the Reserve Institutional Trust which is a no-load money-market fund with four investment portfolios:
PRIMARY, U.S. GOVERNMENT, U.S. TREASURY and INTERSTATE TAX-EXEMPT FUNDS (collectively "the Funds") and is designed for investors as a convenient investment vehicle for short-term funds.

    The objective of each Fund, except the Interstate Tax-Exempt Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity, although achievement of this objective cannot be assured.

    The objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity; however, achievement of this objective cannot be assured.

    - PRIMARY FUND invests in (i) obligations backed by the full faith and credit of the U.S. government and its agencies or instrumentalities; (ii) deposit-type obligations, acceptances and letters of credit of FDIC-insured institutions and foreign banks with assets in excess of $25 billion; (iii) short-term corporate obligations rated A-1 or the equivalent thereof; (iv) other similar high-quality short-term instruments; and (v) instruments fully collateralized by the foregoing instruments.

    - U.S. GOVERNMENT FUND invests in obligations backed by the full faith and credit of the U.S. government or obligations collateralized thereby.

    - U.S. TREASURY FUND invests exclusively in full faith and credit obligations of the U.S. government that provide interest income exempt in many states from state and local personal income taxes.

    - INTERSTATE TAX-EXEMPT FUND invests principally in obligations issued by the states, territories, possessions of the U.S. and their political subdivisions, duly constituted authorities and corporations.

    Treasurer's Trust is a class of shares within the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt portfolios of the Reserve Institutional Trust. For purposes of clarity, the terms Trust, Class, Portfolio and Fund are used interchangeably throughout this Prospectus.

    SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    This Prospectus sets forth the information about each Fund which a prospective investor should know before investing. A Statement of Additional Information ("SAI") dated July 31, 1998, providing further details about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. It may be obtained without charge by writing or calling the Funds at 800-637-1700. The SEC maintains a web site (http://www.sec.gov) that contains the SAI, the Prospectus, material incorporated by reference, and other information regarding the Funds electronically filed with the SEC.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

                         Prospectus dated July 31, 1998

 Investors are advised to read and retain this Prospectus for future reference.

                              SHAREHOLDER EXPENSES

    The following tables illustrate all expenses and fees that a shareholder of each of the Funds will bear directly or indirectly. The expenses and fees set forth in the table are for the fiscal year ended May 31, 1998.

                 SHAREHOLDER TRANSACTION EXPENSES FOR ALL FUNDS

Maximum Sales Load Imposed on Purchases...................    None
Maximum Sales Load Imposed on Reinvested Dividends........    None
Redemption Fees...........................................    None
Exchange Fees.............................................    None

                  ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                          PRIMARY   U.S. GOVERNMENT   U.S. TREASURY   INTERSTATE
                                          -------   ---------------   -------------   ----------
Comprehensive Management Fee*...........   .25%          .25%             .25%           .25%
12b-1 Fees..............................   None          None             None           None

  Shareholder Services Fees.............   .25%          .25%             .25%           .25%
  Other Operating Expenses+.............   .10%          .10%             .10%           .10%
Total Other Expenses....................   .35%          .10%             .10%           .10%

Total Operating Expenses................   .60%          .60%             .60%           .60%

---------------

* Each Fund is charged a comprehensive management fee of 0.25% per annum of its average daily net assets for its advisory fee and unique operating expenses (other than the Service Fees) during the year. However, a Fund may be charged for certain non-recurring extraordinary expenses. See "Investment Management Agreement" on page 8.

+ "Other Operating Expenses" are based on an estimated amount for the current fiscal year.

    The purpose of these tables is to assist the investor in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly.

    The following examples illustrate the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual rate of return and (2) redemption at the end of each time period for each Fund.

                                   ALL FUNDS

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $6        $19        $33        $75

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

    The following information applies to a share of Reserve Institutional
Trust -- Treasurer's Trust for the Primary, U.S. Government and Interstate Tax-Exempt Institutional Funds outstanding throughout the period. It should be read in conjunction with the financial statements and related notes appearing in the Statement of Additional Information. Such information has been audited by PricewaterhouseCoopers LLP, as indicated in their report appearing in the Statement of Additional Information.

                                                            OCTOBER 15, 1997
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
               PRIMARY INSTITUTIONAL FUND                     MAY 31, 1998
               --------------------------                   ----------------
Net Asset Value, beginning of period....................        $1.0000
                                                                -------

Income from investment operations.......................          .0351
Expenses................................................          .0029
                                                                -------
Net investment income (1)...............................          .0322
Dividends from net investment income (1)................         (.0322)
                                                                -------

Net Asset Value, end of period..........................        $1.0000
                                                                =======
Total return............................................           5.13%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period..................        171,700
Ratio of expenses to average net assets.................            .60%(2)
Ratio of net investment income to average net assets....           5.00%(2)

                                                              MAY 5, 1998
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                              MAY 31, 1998
                                                            ----------------
U.S. GOVERNMENT INSTITUTIONAL FUND
Net asset value, beginning of period....................        $1.0000
                                                                -------

Income from investment operations.......................          .0036
Expenses................................................          .0000
                                                                -------
Net investment income (1)...............................          .0036
Dividends from net investment income (1)................         (.0036)
                                                                -------

Net asset value, end of period..........................        $1.0000
                                                                =======
Total Return............................................           4.85%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period..................          3,261
Ratio of expenses to average net assets.................            .60%(2)
Ratio of net investment income to average net assets....           4.73%(2)

                                                              MAY 13, 1998
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                              MAY 31, 1998
                                                            ----------------
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
Net asset value, beginning of period....................        $1.0000
                                                                -------

Income from investment operations.......................          .0021
Expenses................................................          .0003
                                                                -------
Net investment income (1)...............................          .0018
Dividends from net investment income (1)................         (.0018)
                                                                -------

Net asset value, end of period..........................        $1.0000
                                                                =======
Total Return............................................           3.39%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period..................         14,031
Ratio of expenses to average net assets.................            .60%(2)
Ratio of net investment income to average net assets....           3.33%(2)

---------------

(1) Based on compounding of daily dividends. Not indicative of future results.

(2) Annualized.
                                     YIELD

    For the seven calendar days ended May 31, 1998, the current and effective yields for each Fund were as follows:

                                                              CURRENT   EFFECTIVE
                                                              -------   ---------
Primary Fund................................................   5.01%      5.14%
U.S. Government Fund........................................   4.85%      4.97%
Interstate Tax-Exempt Fund..................................   3.38%      3.43%

    The Interstate Tax-Exempt Fund may also quote its tax equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Fund's tax-free yield. The tax equivalent yield is calculated by dividing the Fund's current or effective yield by the result of one minus a stated federal tax rate.

    Current yield refers to the income generated by an investment in a Fund over a seven-day period. This income is then annualized, that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be higher than the current yield because of this compounding effect.

    In reports or other communications to shareholders of the Trust or in advertising materials, the Trust may compare its performance with that of other money-market funds listed in the rankings prepared by industry or financial publications or other relevant indices and industry publications.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Fund, except the Interstate Tax-Exempt Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from Federal income taxes as is consistent with preservation of capital and liquidity. There is no assurance that a Fund will achieve its investment objective. The investment objective may not be changed, with respect to a Fund, without the vote of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940 ("1940 Act").

    The principal risk factors associated with investment in the Funds are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise the Funds' assets and the risk of non-diversification. As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Accordingly, since a relatively high percentage of the Funds' assets may be invested in the securities of a limited number of issuers, the Funds' investment securities may be more susceptible to any single economic, political or regulatory occurrence than the investment securities of a diversified investment company. However, the Funds intend to qualify as "regulated investment companies" for purposes of the Internal Revenue Code. This limits the aggregate value of all investments (except U.S. government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

    The Primary Fund seeks to attain its objective by investing in U.S. government securities; deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks; savings and loan associations and savings banks; high-quality domestic and foreign commercial paper as determined by any nationally recognized statistical rating organization or, in the case of any instrument that is not rated, it must be of comparable quality as determined by the Board of Trustees; other short-term instruments of similar quality; and instruments fully collateralized by such obligations.

    The Primary Fund may invest in obligations of U.S. banking institutions that are insured by the FDIC; commercial paper which is rated, at the time of investment, P-1 by Moody's, A-1 by S&P or the equivalent if rated by another rating agency; and obligations of foreign banks which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Investment Adviser, are of comparable quality. Instruments which are not rated may also be purchased provided such instruments are determined to be of comparable quality by the Board of Trustees of the Fund to those rated instruments in which the Primary Fund may invest. The Fund may also invest in obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars) and foreign branches of foreign banks. Euro and Yankee dollar investments involve certain risks that are different from investments in obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign branches of foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. The Primary Fund will limit its investment in foreign branches of foreign banks to those banks located in Australia, Canada, Western Europe and Japan. The Primary Fund may also invest in Municipal Obligations secured by bank letters of credit, the interest on which is not exempt from federal income taxes.

    The U.S. Government Fund seeks to attain its objective by investing only in securities backed by the full faith and credit of the U.S. government or obligations collateralized thereby.

    The U.S. Treasury Fund seeks to attain its objective by investing in securities of the U.S. government that provide interest income exempt in many states from state and local personal income taxes.

    The Interstate Tax-Exempt Fund seeks to attain its objective by investing principally in obligations issued by states, territories, and possessions of the U.S. and their subdivisions, duly constituted authorities and corporations, or participation in such obligations; the interest on which is exempt from U.S. federal income taxes.

    The Interstate Tax-Exempt Fund invests in securities generally known as municipal bonds or notes ("Municipal Obligations") and the interest on them is exempt from federal income tax in the opinion of either bond counsel for the issuers, or in some instances, the issuer itself . They are issued to raise money for various public purposes such as constructing public or private facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are backed by the credit of a private issuer. The Fund may invest any portion of its assets in such bonds and notes. Municipal Obligations bear fixed, variable or floating rates of interest. At least 80% of the value of the Fund's assets will be invested in Municipal Obligations unless the Fund has adopted a temporary defensive position.

    The Interstate Tax-Exempt Fund may invest any portion of its assets in floating and variable rate demand notes, which are Municipal Obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, in each case, usually upon not more than seven days' notice. The interest rates on these floating and variable rate demand notes fluctuate from time to time. Frequently, such Municipal Obligations are secured by letters of credit or other credit-support arrangements provided by banks. Use of letters of credit or other credit-support arrangements will not adversely affect the tax-exempt status of these Municipal Obligations. The Interstate Tax-Exempt Fund will purchase tax-exempt securities which are rated MIG-1 or MIG-2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent thereof and non-rated securities which are determined to be of comparable quality.

    In view of the investment of the Interstate Fund in industrial revenue development bonds and notes secured by letters of credit or guarantees of banks, an investment in Fund shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations, which may limit both the amounts and the types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

    U.S. government securities include a variety of securities which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the U.S. Other securities, such as obligations issued by the FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by the FHLB and FHLMC are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S. the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

    U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book entries at a Federal Reserve member bank representing ownership of obligation components.

    Under federal law, the income derived from obligations issued by the U.S. Treasury and certain of its agencies and instrumentalities is exempt from state personal income taxes. A substantial majority of the states that tax personal income permit mutual funds to passthrough this tax exemption to shareholders. It is anticipated that a substantial portion of the dividends paid to shareholders of the U.S. Treasury Fund residing in these states will qualify for this exemption from state taxation. However, a state or local taxing authority may, in the future, seek to tax a shareholder on all or a portion of this income.

OTHER POLICIES. PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS. Each Fund may invest in repurchase agreement transactions. A repurchase agreement is a transaction by which a Fund purchases a security (U.S. government or other) and simultaneously commits to resell that security to the seller at the same price, plus interest at a specified rate. Repurchase agreements usually have a short duration, often less than one week. The Funds will limit repurchase agreements to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Funds' Board of Trustees. The Investment Adviser will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest. The instruments held as collateral are valued daily, and if the value of the instruments decline, the Funds will require additional collateral. If the other party to the repurchase agreement defaults on its obligation to repurchase the underlying securities, a portfolio may incur a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, a Fund may encounter difficulties and might incur costs or possible losses of principal and income upon the exercise of its rights under the repurchase agreement. The U.S. Treasury Fund will limit its investment in repurchase agreements with respect to securities backed only by the full faith and credit of the U.S. government to not more than 5% of its total assets. Such investment will be for temporary purposes pending the investment of uninvested cash in U.S. Treasury obligations. Securities subject to repurchase agreements will be placed in a segregated account and the market value will be monitored to ensure that the market value of the securities plus any accrued interest thereon will at least equal the repurchase price.

    The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities (or any combination thereof), which will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. In determining whether to lend securities to a particular broker-dealer or financial institution, the Fund will consider all relevant facts and circumstances, including the creditworthiness of the broker-dealer or financial institution. A Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. During the time portfolio securities are on loan the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest from the borrower who has delivered equivalent collateral or secured a letter of credit. The value of the securities loaned cannot exceed 25% of the Fund's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights to the collateral in the event of insolvency of the borrower of the securities. The SAI further explains the Funds' securities-lending policies.

    The Primary, U.S. Government and U.S. Treasury Funds may invest, without limitation, in U.S. government securities and in instruments secured or collateralized by U.S. government securities. A Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice. A Fund will not concentrate (i.e., invest 25% or more of its total assets) in the securities of issuers in a single industry, except that the Primary Fund may invest 25% or more of its total assets in banking. In addition, a Fund will not invest more than 5% of its total assets in the securities of any single issuer (except U.S. government securities or repurchase agreements collateralized by U.S. government securities). Each Fund has the authority to borrow money (including reverse repurchase agreements), for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.

    In order to provide liquidity, each Fund limits its average maturity to 90 days or less; buying securities which mature in 397 days or less; and buying only high-quality securities.

INTERSTATE TAX-EXEMPT FUND. Certain banks and other municipal securities dealers have indicated a willingness to sell Municipal Obligations to the Fund accompanied by a commitment to repurchase the securities, at the Fund's option or at a specified date, at an agreed-upon price or yield within a specified period prior to the maturity date of such securities at the amortized cost thereof. If a bank or other municipal securities dealer were to default under such stand-by commitment and fail to pay the exercise price, the Fund could suffer a potential loss to the extent that the amount paid by the Fund, if any, for the Municipal Obligation with the stand-by commitment exceeded the current value of the underlying Municipal Obligations. If a bank or other municipal securities dealer defaults under its stand-by commitment, the liquidity of the security subject to such commitment may be adversely affected.

    Municipal Obligations are sometimes offered on a when-issued or delayed delivery basis. There is no limit on the Fund's ability to purchase Municipal Obligations on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date, normally within one month and no interest accrues in the interim. To the extent that assets of the Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is the Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable. At the time the Fund makes the commitment to purchase a Municipal Obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. The Investment Adviser does not believe that the Fund's NAV or income will be adversely affected by the purchase of Municipal Obligations on a when-issued basis.

    The Fund may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit-support arrangements provided by banks.

    Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free," not more than 20% of its net assets may be invested in municipal securities subject to the federal AMT or at least 80% of its income must be free of both regular income tax and alternative minimum tax. Income received on such securities is classified as a "tax preference item" which could subject certain shareholders of the Fund to the AMT. However, as of the date of this Prospectus, the Fund does not purchase such securities, but reserves the right to do so depending on market conditions in the future.

    Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

    From time to time the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities; deposit-type obligations, acceptances, and letters of credit of Federal Deposit Insurance Corporation member banks; and instruments fully collateralized by such obligations. Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in Taxable Investments at any time. The Fund may enter into repurchase agreements with regard to the taxable obligations listed above. Although the Fund is permitted to make taxable temporary investments, there is no current intention of generating income subject to federal income tax.

    The Fund's Investment Adviser uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P, and other rating services. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Fund seeks to minimize the effect of such fluctuations and provide liquidity by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

                                   MANAGEMENT

INVESTMENT MANAGEMENT AGREEMENT. The Board of Trustees manages each Fund's business and affairs. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, NY 11030, a New Jersey corporation, provides the Funds with investment advice pursuant to an Investment Management Agreement. Since November 15, 1971, the Adviser and its affiliates have been advising The Reserve Funds, which currently have assets in excess of $4.7 billion. Under the Investment Management Agreement, the Adviser manages each Fund's investments, including effecting purchases and sales, in furtherance of its investment objective and policies, subject to overall control and direction by the Trustees.

    Each Fund pays the Adviser a comprehensive management fee calculated on an annual basis at 0.25% of its average daily net assets. Under the terms of the Investment Management Agreement with the Funds, the Adviser pays all employee and ordinary operating costs of the Funds. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, fees under the Service Agreement (discussed below) and certain unique operating expenses.

    It is expected that the shareholders will be wrap fee accounts, trust accounts, omnibus accounts and other accounts of smaller investors which require sub-accounting and other such services. Payment for these services will be made by the Funds and charged against the average daily net assets, rather than being paid by the Adviser as part of its comprehensive fee.

    The Investment Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Investment Management Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    The Adviser may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

YEAR 2000. Trust could be adversely affected if the computer systems and other service providers are unable to process data from January 1, 2000 and after. However, the Adviser is taking steps to reasonably address this issue and to obtain assurance that comparable effort is being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

TRUSTEES. The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trust acts as its own transfer agent and dividend-paying agent.

SERVICE AGREEMENT. Each Fund is charged a service fee and operating expenses of 0.25% and 0.10% per annum, respectively, of its daily net assets.

                               HOW TO BUY SHARES

    The service fees and distribution fees for the Treasurer's Trust class of shares is as follows:

                                                  MAXIMUM                       MAXIMUM
                                                  ANNUAL         MAXIMUM      TOTAL ANNUAL
                                                SHAREHOLDER       ANNUAL       OPERATING           MINIMUM
                                               SERVICES FEE*    12B-1 FEE*     EXPENSES+      INITIAL INVESTMENT
                                               -------------    ----------    ------------    ------------------
Treasurer's Trust............................       .35%             0%            .60%       None

    Shares of a Fund may be purchased by wire only. Shares are sold at the net asset value ("NAV") next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York are open ("Business Day"). For Federal Fund wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM (New York time for Primary and U.S. Government Funds) (11:00 AM New York time for Interstate Tax-Exempt and U.S. Treasury Funds) of the amount to be transmitted and the account to be credited, and the Fund must receive the credit at its bank by 3:00 PM (New York time). Orders received by a Fund after the times specified above will be priced at the public offering price in effect at 3:00 PM (New York time) on the next Business Day. Purchase orders are not accepted on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, Christmas Day, any other days the NYSE is closed for trading and regional bank holidays.

    To purchase shares of a Fund by Federal Reserve wire, call the Fund at 800-637-1700 or call your sales representative for wiring instructions. To protect a Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Funds reserve the right to refuse any investment.

    If the Public Securities Association recommends that the government securities markets close early, the Funds may advance the time at which they must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Fund after the advanced time become entitled to dividends on the following Fund Business Day. If a Fund receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

    If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one (1) Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

SHARE CERTIFICATES.  Share certificates are not issued by the Trust.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

NET ASSET VALUE. Shares are sold to the public at NAV which is calculated at the close of each Business Day (normally 4:00 PM New York time) by taking the sum of the value of each Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. A "Business Day" is Monday through Friday exclusive of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, Christmas Day, any other days the NYSE is closed for trading and regional bank holidays. It is the policy of each Fund to seek to maintain a stable NAV per share of $1.00, although this share price is not guaranteed.

DISTRIBUTOR. The Funds' distributor is Resrv Partners, Inc., 810 Seventh Avenue, New York, NY 10019-5868, which is a wholly-owned subsidiary of the Adviser.

SHAREHOLDER SERVICE FEES. Under the plan, shareholders of Treasurer's Trust pay Firms a service fee at an annual rate up to 0.35% of the average daily NAV for which the Firm provides personal service, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services.

CLIENTS OF FIRMS. Brokers, financial intermediaries and financial institutions ("Firms") provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some Firms which utilize a centralized purchase method for shares may have an earlier cut-off for purchase orders than stated above in order to facilitate the transmission of purchase orders by bulk wire. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Funds' transfer agents will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payee; and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                         SHARES OF BENEFICIAL INTEREST

    The Reserve Institutional Trust was originally organized on February 5, 1981 as a Maryland corporation and reorganized on September 16, 1986 as a Massachusetts business trust, and is an open-end management investment company commonly known as a mutual fund. At the date of this Prospectus, there were four separate series authorized and three series outstanding. Additional series may be added in the future by the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest which may be issued in any number of series. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each series are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights with respect to earnings, dividends, redemptions and in the net assets of their series on liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or change the fundamental investment policies) or by the Declaration of Trust.

    Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the trust's obligations to third parties unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires each Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

                                DAILY DIVIDENDS

    Each Fund declares dividends each Business Day. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Although none are anticipated, any net realized long-term capital gains will be distributed at least annually.

                                     TAXES

    Each Fund intends to maintain its regulated investment company status for federal income tax purposes. Accordingly, the Funds intend to satisfy certain requirements imposed by the Internal Revenue Code, so as to avoid any federal income or excise tax liability.

PRIMARY, U.S. GOVERNMENT, U.S. TREASURY FUNDS. For federal income tax purposes, distributions out of interest earned by a Fund and net realized short-term capital gains are taxable as ordinary income. Any distributions of net long-term capital gains are taxable to shareholders at the applicable mid-term or long-term capital gains rate, regardless of the length of time shares have been owned by the shareholder. Distributions are taxable to shareholders in the same manner, whether a shareholder receives such distributions in cash or reinvests them in additional shares.

    The U.S. Treasury Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in many states from state and local personal income taxes except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may currently or in the future seek to tax an investor on a portion of this interest income. Shareholders should consult with their own tax advisers with respect to the application of their state and local tax laws to these distributions.

INTERSTATE TAX-EXEMPT FUND. Dividends derived from the interest earned on Municipal Obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders at the applicable mid-term or long-term capital gains rate regardless of the length of time the Fund's shares have been owned by the shareholder.

ALL FUNDS. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which they are received.

    Upon a sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares, in the event that the Fund does not maintain a constant NAV per share.

    The Funds may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. federal income tax liability.

    Shareholders of each Fund are advised to retain all statements to maintain accurate records of their investments. The Trust will report to their shareholders before the end of February of each year the source of dividends and other distributions, if any, paid or declared by each Fund during the previous calendar year which may be exempt from state income taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

    Further information relating to tax consequences is contained in the SAI.

                                  REDEMPTIONS

TIME AND METHOD OF REDEMPTION. Shares of each Fund are redeemed at the NAV determined after receipt by the Fund of a request in proper form. Although the Funds have seven (7) days to transmit payment for share redemptions, they usually transmit payment the same day when redemption requests are received before 12:00 NOON (New York time) (11:00 AM New York time for the U.S. Treasury Fund and Interstate Tax-Exempt Fund) and the next day for requests received after the specified times to enable shareholders to receive additional dividends. This is not always possible, however, and transmission of redemption proceeds may be delayed. Payment will normally be made by check or bank transfer. Shares do not earn dividends on the day a redemption is effected regardless of the time the order is received.

WRITTEN AND TELEPHONE REDEMPTION REQUESTS. Shareholders will not be charged any fees on redemptions by check or by wire. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The use of a predesignated financial institution, such as a savings bank, credit union or savings and loan association which is not a member of the Federal Reserve wire system to receive your wire, could cause such a delay. If a Fund has previously been advised in writing of your brokerage or bank account, telephone requests will be accepted by calling 800-637-1700. The Funds may be liable for any losses caused by their failure to employ reasonable procedures. To reduce the risk of loss, proceeds of telephone redemptions may be sent only (1) to the bank or brokerage account designated by the shareholder on the investment Application or in a letter with the signature(s) guaranteed; or (2) to the address of record if all the conditions listed below are met. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed as described below. Other redemption orders must be in writing with the necessary signature(s) guaranteed by a domestic commercial bank; a domestic trust company; a domestic savings bank, credit union or savings association; or a member Firm of a national securities exchange. Guarantees from notaries public are unacceptable. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds. Redemption instructions and election of the plans described below may be made when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation.

    The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for telephone redemptions may be modified or terminated by a Fund at any time. During times of drastic economic or market conditions, shareholders may experience difficulty in contacting the Funds by telephone to request a redemption or exchange of a Fund's shares. In such cases, shareholders should consider using another method of redemption, such as a written request or a redemption by check.

CHECKING, VISA AND ATM ACCESS. The Funds offer a comprehensive package of services which enhance access to your account. By completing the Application or a signature card (for existing accounts) and certain other documentation if the owner of record is a fiduciary, corporation, partnership, trust or other organization, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment, otherwise, you may use your Reserve checking account as you would any checking account. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient funds. All transaction activity, including check redemptions, will be reported on your account statement. A fee will be charged for providing check copies. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms and a Firm may establish its own minimum check amount. Reserve VISA cards provide access to your Reserve balances and margin line for worldwide purchasing power and cash at over 250,000 ATMs. For more information, call 800-637-1700.

STOP PAYMENTS. The Funds will honor stop payment requests on unpaid shareholder checks provided the Funds are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (New York time) in proper form will be effective the next Business Day. Oral stop payment requests are effective for 14 calendar days, at which time they will be canceled unless confirmed in writing. Written stop payment requests are effective for one year. A fee is charged for this service.

AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $5,000 you may make a written election to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under either Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge or modify or terminate any Automatic Withdrawal Plan at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

RESERVE AUTOMATIC TRANSFER. You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (as permitted) designated in the application. Only such an account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) Business Days after receipt of the redemption request. The Funds may impose a charge or modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, service fees, and other redemption requirements.

RESTRICTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the NYSE is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may by order permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer Plan, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which will generally be ten (10) Business Days. Shareholder checks written against funds which are not yet considered collected will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) Business Days after the purchase.

                              GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either joint owner for actions taken by the other with respect to an account so registered. The investment Application provides that persons so registering their account indemnify and hold the Fund harmless for actions taken by either party.

BACKUP WITHHOLDING. The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien accountholders.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an annual report containing audited financial statements and an unaudited semi-annual report. A statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive a statement combining transactions in Fund shares with statements covering other brokerage or mutual fund accounts.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone to obtain yields and account balances. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to the Funds.

SPECIAL SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions for shareholders. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

PERFORMANCE. The Funds may compare their performance to other income-producing alternatives such as (i) money-market funds; and (ii) various bank products based on average rates of bank and thrift institution certificates of deposit, money-market deposit accounts and NOW accounts as reported in industry publications. An investment in shares of a Fund is not insured by the Federal Deposit Insurance Corporation.

    Yield information is useful in reviewing a Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

                            ------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

[CAPTION]

               TABLE OF CONTENTS
                                                  PAGE
                                                  ---
Shareholder Expenses............................    2
Financial Highlights............................    3
Yield...........................................    4
Investment Objective and Policies...............    4
Management......................................    8
How to Buy Shares...............................    8
Shares of Beneficial Interest...................    9
Daily Dividends.................................   10
Taxes...........................................   10
Redemptions.....................................   11
General Information.............................   12

      Investors are advised to read and retain this Prospectus for future reference.


        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700     M     www.reservefunds.com

Distributor -- Resrv Partners, Inc.

07/98

                  LOGO

                                                        Founders of
                                                      "America's First
                                                           Money Fund"

       -------------------------------------------------------------------------
         ----------

       -------------------------------------------------------------------------
         ----------

             TREASURER'S TRUST

                PRIMARY INSTITUTIONAL FUND

                U.S. GOVERNMENT INSTITUTIONAL FUND

                U.S. TREASURY INSTITUTIONAL FUND

                INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                         THE RESERVE INSTITUTIONAL TRUST
                 810 SEVENTH AVENUE -- NEW YORK, N.Y. 10019-5868
                         (212) 977-9982 - (800) 637-1700

                           --------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                 Nationwide 800-637-1700 - www.reservefunds.com

                       STATEMENT OF ADDITIONAL INFORMATION


    This Statement of Additional Information ("SAI") describes The Reserve Institutional Trust ("Trust"). The Trust is presently comprised of four separate
Funds: the Primary Institutional Fund, the U.S. Treasury Institutional Fund, the U.S. Government Institutional Fund and the Interstate Tax-Exempt Institutional Fund (each a "Fund", together the "Funds"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus dated July 31, 1998 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Funds at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) that contains the SAI, the Prospectus, material incorporated by reference & other information regarding the Fund electronically filed with the SEC. This SAI is dated July 31, 1998.



     TABLE OF CONTENTS                                            PAGE
                                                                  ----
     Investment Objective and Policies.........................
     Trustees and Officers of the Trust........................
     Investment Management, Distribution, and Custodian
        Agreements.............................................
     Portfolio Turnover, Transaction Charges and Allocation....
     Shares of Beneficial Interest.............................
     Purchase, Redemption and Pricing of Shares................
     Distributions and Taxes...................................
     Fund Yield................................................
     Reserve Cash Performance Account..........................
     Ratings...................................................
     Financial Statements......................................
     Report of Independent Accountants.........................

SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                       INVESTMENT OBJECTIVES AND POLICIES

    The primary investment objective of each Fund, with the exception of the Interstate Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The Interstate Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity, by investing principally in obligations issued by states, territories, and possessions of the U.S. and by their political subdivisions, duly constituted authorities and corporations.

SUPPLEMENTAL INVESTMENT POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. A Fund cannot:

    (1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

    (2)   issue securities senior to its capital stock;

    (3)   act as an underwriter with respect to the securities of others;

    (4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities, bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;

    (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, the Interstate Fund may purchase Municipal Obligations secured by interests in real estate;

    (6) lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;

    (7) sell any security short or write, sell or purchase any futures contract or put or call option;

    (8) invest in voting securities or in companies for the purpose of exercising control;

    (9) invest in the securities of other investment companies except in compliance with the Investment Company Act of 1940 ("1940 Act");

    (10)  make investments on a margin basis; and

    (11) purchase or sell any securities (other than securities of the Fund) from or to any officer or Trustee of the Fund, the investment Adviser or affiliated person except in compliance with 1940 Act.

OTHER POLICIES. The Primary and Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each Business Day, at least equal the value of the loaned securities plus accrued interest and must consist of cash, or securities of the U.S. government (or its agencies or instrumentalities). The Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees, interest on securities used as collateral or interest on short-term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) Business Days. While voting rights may pass with the loaned securities, if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

    The Primary Institutional Fund may invest in bank obligations which include certificates of deposit, bankers' acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a financial institution's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A bankers' acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a financial institution earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

    The Interstate Fund may, from time to time, invest in taxable short-term investments ("Taxable Investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Governments"); deposit-type obligations, acceptances, and letters of credit of Federal Deposit Insurance Corporation member banks; and instruments fully collateralized by such obligations. Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in Taxable Investments at any time. The Fund may enter into repurchase agreements with regard to the taxable obligations listed above. Although the Fund is permitted to make taxable temporary investments, there is no current intention of generating income subject to federal income tax.

REPURCHASE AGREEMENTS. A repurchase agreement transaction occurs when a Fund purchases and simultaneously contracts to resell securities at fixed prices determined by the negotiated yields. Each Fund will limit repurchase agreement transactions to those domestic financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Fund's Board of Trustees. The Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest.

The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation the Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements with a term greater than seven (7) days. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with which the Fund proposes to enter into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS. The Primary, Government and Interstate Funds may sell securities in a reverse repurchase agreement when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repurchase agreement transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for a percentage of its value. By paying back to this party the value received plus interest, the seller repurchases the transferred security. It is the Trust's policy that entering into a reverse repurchase agreement transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the net assets of the Fund at the time of the transaction.

MUNICIPAL OBLIGATIONS (INTERSTATE FUND ONLY). Municipal bonds and municipal notes are the two major classifications of Municipal Obligations. Such obligations are generally issued to obtain funds for various public purposes, including the construction of public facilities such as airports, bridges, highways, houses, hospitals, mass transportation, schools, streets, and water and sewer works. In addition, Municipal Obligations may be issues to refund outstanding debt and obtain funds for general operating expenses.

    Municipal bonds, which are long-term instruments and generally have maturities longer than one year when issued, may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power.

    Certain kinds of industrial development bonds ("IDBs") are issued by or on behalf of the public authorities to provide funding for various privately operated industrial facilities such as warehouse, office, plant, and store facilities. IDBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities or other guarantor to meet its financial obligations. If there is no established secondary market for the IDBs, the IDBs or the participation interests purchased by the Interstate Fund will be supported by repurchase commitments or bank letters of credit or guarantees of banks that meet the quality criteria of the Fund and which may be exercised by the Fund to provide liquidity.

    Municipal notes are usually issued to obtain funds in anticipation of receipt of taxes, receipt of proceeds of issuances of municipal bonds or other revenue which will provide funds to repay the notes, and generally have maturities of one year or less.

    On April 20, 1988, the U.S. Supreme Court in South Carolina v. Baker, overruled an 1895 case, Pollack v. Farmers' Loan & Company which held that interest on Municipal Obligations was immune from federal taxation. As a result, proposals may be introduced before the Congress to eliminate or restrict the federal income tax exemption for interest on certain Municipal Obligations.

    The Interstate Fund may purchase securities affected by these proposals. If such proposals are enacted, the availability of Municipal Obligations by the Fund would be adversely affected. In such event, the Interstate Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of shareholders. Investors should be aware that the quantity of Municipal Obligations available for purchase by the Fund may be limited, and that factor may affect the amount of tax-exempt income which can be obtained from an investment in the Interstate Fund. Substantial reductions in the availability of tax exempt securities might also cause a reevaluation of the Fund's investment objective and policies.

    Subsequent to its purchase by the Interstate Fund, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a Municipal Obligation's rating falls below the second highest rating category of a nationally recognized statistical rating agency, the Municipal Obligation will be disposed of within five Business Days of the date the investment Adviser becomes aware of the new rating absent a finding by the Board of Trustees that the disposal of the security would not be in the best interest of the Funds. Should a rated Municipal Obligation cease to be rated, the investment Adviser will promptly reassess the credit risk of the Municipal Obligation. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

VARIABLE RATE DEMAND INSTRUMENTS (INTERSTATE FUND ONLY). Variable rate demand instruments that the Fund may purchase are tax-exempt Municipal Obligations or participation interests therein that provide for periodic adjustments in the interest rate paid and permit the holder to demand payment of the principal balance plus accrued interest upon a specified number of days' notice and, similarly, the issuer has a corresponding right to prepay upon notice.

    The variable rate demand instruments in which the Fund may invest will comply with Rule 2a-7 under the 1940 Act. The Fund will determine the variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board to minimize credit risks. The Fund's investment Adviser may determine that an unrated variable rate demand instrument meets the Fund's high quality criteria if it is backed by a suitable bank letter of credit or guarantee.

    The variable rate demand instruments that the Interstate Fund may invest in include participation interests purchased from banks in variable rate tax exempt Municipal Obligations owned by banks or affiliated organizations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation and provides the repurchase feature described above. Each participation is backed by an irrevocable letter of credit or guarantee of an appropriately rated bank. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, after seven days' notice, for all or any part of the full principal amount of the Fund's participation interest in the bond plus accrued notice, for all or any part of the full principal amount of the Fund's participation interest in the bond plus accrued interest. Banks usually retain a service fee, a letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instrument was purchased by the Fund.

                         TRUSTEES AND EXECUTIVE OFFICERS

         ++BRUCE R. BENT, 61, President, Treasurer and Trustee, 810 Seventh Avenue, New York, NY 10019-5868.

         Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMCI"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

         +EDWIN EHLERT, JR., 66, Trustee, 125 Elm Street, Westfield, NJ 07091.

         Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RTET, RNYTET and RPES.

         +HENRI W. EMMET, 71, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

         Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. Since 1995, Mr. Emmet has served as a Principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

         +DONALD J. HARRINGTON, C.M., 52, Trustee, St. John's University, Jamaica, NY 11439.

         The Reverend Harrington is President of St. John's University, NY, a Trustee of RF, RIT, RTET, RNYTET and RPES and a Director of the Bear Stearns Companies, Inc. since 1993.

         BRUCE R. BENT II, 32, Senior Vice President and Assistant Secretary, 810 Seventh Avenue, New York, NY 10019-5868.

         Mr. Bent joined The Reserve Funds in 1992 and is Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES.

         MARYKATHLEEN FOYNES, 28, Counsel and Secretary, 810 Seventh Avenue, New York, NY 10019-5868.

         Ms. Foynes is Counsel and Secretary of RF, RIT, RTET, RNYTET and RPES. Before joining The Reserve Funds in 1998, Ms. Foynes was a staff attorney at PaineWebber, Inc.

         PAT A. COLLETTI, 39, Controller, 810 Seventh Avenue, New York, NY 10019-5868.

         Mr. Colletti has been Controller of RF, RIT, RNYTET and RTET since 1989 and RPES since 1994.

----------
++ Interested Trustee within the meaning of the 1940 Act. The members of the Board of Trustees who are not Interested Trustees, will be paid a stipend of $3,500 for each joint Board meeting that they attend and an annual fee of $16,000 for service to all of the trusts in the complex.

+ Messrs. Ehlert, Emmet and Harrington are members of a Review Committee which performs the functions of an Audit Committee and reviews compliance procedures and practices.

Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

As of May 31, 1998, Trustees and officers directly or indirectly as a group owned less than 1% of the outstanding shares of the Funds. The Trust does not pay any pension or retirement benefits.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 1998

                                       AGGREGATE               TOTAL COMPENSATION
                                      COMPENSATION        FROM FUND AND FUND COMPLEX
NAME OF TRUSTEE, POSITION              FROM FUNDS    (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
------------------------------------------------------------------------------------------
Bruce R. Bent, President                 $    0                      $     0
Edwin Ehlert, Jr., Trustee               $2,064                      $30,000
Henri W. Emmet, Trustee                  $2,064                      $30,000
Rev. Donald J. Harrington, Trustee       $2,064                      $30,000


                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI or Advisor"), 14 Locust Place, Manhasset, NY 11030, a registered investment adviser, manages the Funds and provides them with investment advice pursuant to an Investment Management Agreement. Under the Agreement, RMCI manages the Funds' investments, including effecting purchases and sales thereof, in furtherance of each Fund's investment objective and policies, subject to overall control and direction of the Trustees. RMCI also pays all employee costs and ordinary operating costs of the Funds. For these services the Funds periodically pay RMCI a comprehensive management fee at an annual rate of 0.25% of average daily net assets. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, and certain operating expenses unique to the Treasurer's Trust class of shares.

    It is expected that the holders of the Treasurer's Trust shares will be wrap fee accounts, trust accounts, omnibus accounts and other accounts of smaller investors which require subaccounting and other such services. Because these additional services will be provided only to the holders of the Treasurer's Trust shares, payment for these services will be made by the Fund and charged against the average daily net assets attributable to the Treasurer's Trust shares, rather than being paid by the Adviser as part of its comprehensive management fee.

    From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund which would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

    For the fiscal year ended May 31, 1998, the Adviser received management fees of $677,424 from the Trust.

    The Investment Management Agreements for the Funds were duly approved by the sole shareholder on December 18, 1996, and may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the Trustees who are not "interested persons" ("disinterested Trustees") cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon 60 days' written notice by a vote of the Board of Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

DISTRIBUTION AGREEMENT. The Funds' Distributor is Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, NY 10019-5868, which is a wholly-owned subsidiary or the Adviser. The Fund has authorized the Distributor, in connection with its sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor may offer and sell shares of the Fund pursuant to a separate Prospectus applicable to such Distributor. The Distributor is the "principal underwriter" for the Funds within the meaning of the 1940 Act, and as such acts as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of its choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments, if they qualify for such payments, under the Distribution Plan described below. RESRV's principal business is the distribution of mutual fund shares. The Distributor has retained no underwriting commissions on the sale of Fund shares during the last three fiscal years. No distribution assistance payments were made to RESRV.

    The Distribution Agreements may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

DISTRIBUTION PLAN AND SERVICE PLAN. The Funds each maintain a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board and approved by its shareholders. Under the Distribution Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution assistance services to the Class C and D shares at an annual rate of 0.25% and 0.50%, respectively, of the average daily net asset value ("NAV") of all Firms' qualified accounts. Class A, B and Treasurer's Trust shares do not participate in a distribution plan. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to Firms for their distribution assistance with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Distribution Plan, RMCI may, in its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV's and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management and reducing expenses to the Fund if such services were provided directly by the Fund or other authorized persons. RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders.

    The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investments and the assistance payments received by such banks under the Distribution Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Distribution Plan for activities not primarily intended to result in the sale of Fund shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

    Under the Distribution Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

    During the fiscal year ended May 31, 1998, $0 was paid under the Plan by the Fund. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economics of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 1998, substantially all payments made by the Fund were to brokers or other financial institutions and intermediaries for share balances in the Fund.

    The Distribution Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of a majority of the outstanding voting securities of each portfolio or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, or amended, if approved by a vote of the majority of the Board of Trustees, and by a vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal or amendment. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

    Under the Service Plan, each Fund may pay Firms a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's Class B, Treasurer's Trust, Class C and D shares owned by investors for which such Firm provides personal services, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan.

    CUSTODIAL SERVICES AND INDEPENDENT ACCOUNTANT. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement as well as, Custodial Trust Co., 28 West State Street, Trenton, NJ 08608 (excluding Interstate Fund). The Bank of New York, 48 Wall Street, New York, NY 10015 is a Custodian for the Funds for limited purposes in connection with certain repurchase agreements. PricewaterhouseCoopers, LLP, 1301 Avenue of the Americas, New York, NY 10019 is the Funds' independent accountant.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

    As investment securities transactions made by the Funds are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and aftermarket transactions with dealers involve a spread between the bid and asked prices.

    The Funds' policies of investing in debt securities maturing within one year, and the Interstate Fund's policy of investing in debt securities maturing within 13 months, results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a materially adverse effect upon the NAV or yield of the Fund.

    Subject to the overall supervision of the Officers of the Fund and the Board of Trustees, RMCI places all orders for the purchase and sale of the Funds' investment securities, and in general, will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

    When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                          SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Funds. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of the Fund, shareholders are entitled to share, pro rata, in the net assets of their respective portfolios available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Funds' issued shares without shareholder approval.

    Each Fund share, when issued, is fully paid, non-assessable (except as set forth below), and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Fund, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

    Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Fund's, and each investment portfolio's, obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Regulations of the SEC provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately. Approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund requires approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

    Set forth below is certain information as to persons who owned 5% or more of the outstanding shares of the Primary Institutional Fund and the U.S. Government Institutional Fund as of June 30, 1998:

                  PRIMARY INSTITUTIONAL FUND TREASURER'S TRUST

     NAME AND ADDRESS              % OF SHARES               NATURE OF OWNERSHIP
     ----------------              -----------               -------------------
Private Value Fund II, L.P.           11.7%                        Record
3003 Tamiami Train N.
Napes, FL 34103

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through brokers and financial institutions ("Firms") who may provide varying arrangements for their clients as well as providing other investment or administrative services. Some of these Firms participate in the Fund's Plan of Distribution ("Plan") under which payments are made for distributing Fund shares or other assistance to the Fund.

    IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH WILL GENERALLY BE UP TO 10 BUSINESS DAYS.

    Redemption payments will normally be made by check or wire transfer but the Funds are authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption net asset value is determined). The Funds have elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90 day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective

Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by each Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.

NET ASSET VALUE. Shares are offered at their NAV which is calculated at the close of each Business Day as defined in the Prospectus. The NAV is not calculated on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day, Christmas Day and any days the NYSE is closed for trading and regional bank holidays. It is the policy of each Fund to maintain a stable NAV per share of $1.00, although this share price is not guaranteed.

    The NAV per share of each Fund is determined by adding the value of all of the Fund's securities, cash and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. The Board of Trustees has determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a purchased security at cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium and accrual of interest income, irrespective of intervening changes in interest rates or security market values.

    In order to maintain a $1.00 share price the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain its net asset value as computed for the purpose of sales and redemptions at $1.00 per share. Such procedures will include periodic review by the Trustees, at such intervals as they may determine reasonable, to ascertain the extent of any difference in the NAV of a Fund from $1.00 a share determined by valuing its assets at amortized cost as opposed to valuing them based on market factors. If the deviation exceeds 1/2 of one percent, the Trustees will promptly consider what action if any should be initiated. If they believe that the deviation may result in material dilution or other unfair results to shareholders, the Trustees have undertaken to apply appropriate corrective remedies which may include the sale of a Fund's assets prior to maturity to realize capital gains or losses or to shorten the average maturity of the Fund, withholding dividends, redemption of shares of the Fund in kind, or reverting to valuation based upon market prices and estimates.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

CREDITING OF INVESTMENTS. The Funds will only give credit for investments in the Funds on the day they become available in Federal Funds which is normally within one or two days of receipt. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 2:00 PM (New York time) (11:00 AM New York time for the Treasury and Interstate Funds) of the amount to be transmitted and the account to be credited and the amount received at its bank by 3:00 PM (New York time).

    The Funds reserve the right to reject any investment in the Funds for any reason and may at any time suspend all new investment in the Funds.

    IF THE WIRE FOR PURCHASE OF SHARES IS NOT RECEIVED BY THE FUND, THE SHARE PURCHASE MAY BE CANCELED OR REDEEMED IMMEDIATELY. THE INVESTOR WHO GAVE NOTICE OF THE INTENDED WIRE WILL BE HELD FULLY RESPONSIBLE FOR ANY LOSSES INCURRED BY THE FUND, THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THE FUND MAY REDEEM SHARES FROM ANY ACCOUNT REGISTERED IN THAT PURCHASER'S NAME AND APPLY THE PROCEEDS THEREFROM TO THE PAYMENT OF ANY AMOUNTS DUE THE FUND.

SHARE CERTIFICATES. Share certificates are not issued by the Trust.

                             DISTRIBUTIONS AND TAXES

PRIMARY, GOVERNMENT AND TREASURY FUNDS. Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 , as amended ("the Code"), so long as such qualification is in the best interests of shareholders. In order to qualify as a regulated investment company under the Code, each Fund must, among other things, in each fiscal year distribute at least 90 percent of its investment company taxable income (which includes, among other items, interest income and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income to shareholders; derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and meet certain diversification requirements.

    As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on the taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) that they distribute. The Funds intend to distribute all of their investment company taxable income and net capital gains, if any, and, therefore, do not expect to pay federal income tax. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of each calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which they are received. Dividends paid out of a Fund's investment company taxable income will be taxable to shareholders as ordinary income. Because no portion of a Fund's income will be comprised of dividends from domestic corporations, none of the income distributions from a Fund will be eligible for the 70% deduction for dividends received by corporations. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable to individual shareholders at the applicable 20% or 28% capital gains rate, regardless of how long the shareholder has held the relevant Fund's shares, and are not eligible for the dividends-received deduction.

    Upon the sale or other disposition of shares of a Fund, in the event that the Fund does not maintain a constant NAV, per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares of a Fund held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

    Investments by a Fund in zero coupon or other discount securities (other than tax-exempt discount securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") for the period that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

    Gains derived by a Fund from the disposition of any market discount bond (i.e., bonds purchased at other than original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

    A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

THE TREASURY FUND intends to invest only in U.S. Government securities that, in many states, provide interest income exempt from state and local personal income taxes, but may invest up to 5 percent of its assets in taxable repurchase agreements pending the investment of uninvested cash. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may currently or in the future seek to tax an investor on a portion of the interest income of an obligation held by the Treasury Fund.

    Dividends derived from investment company taxable income, including distributions from net realized short-term securities gains, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at a rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to any U.S. withholding tax. However, such distributions may be subject to 31% backup withholding, as described in Prospectus, unless the foreign person certifies his non-U.S. residency status.

THE INTERSTATE FUND. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. To so qualify, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of Municipal Obligations. Properly designated exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in debt securities other than Municipal Obligations and any net realized short-term capital gains distributed by the Fund will be taxable as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to individual shareholders at applicable 20% or 28% capital gains rate, regardless of how long a shareholder has held the Fund's shares. Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year.

    In the event the Fund should hold certain private activity bonds, shareholders must include as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax applicable to individuals and corporations. Shareholders receiving Social Security and certain railroad retirement benefits should note that exempt-interest dividends will be taken into account in determining the taxability of such benefits.

    With respect to a shareholder who received exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

    A shareholder may not deduct that portion of interest in indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Fund) which bears the same ratio to the total dividends (excluding capital gains dividends) received by the shareholder. In addition, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

    Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user unless the person or his or her immediate family owns directly or indirectly in the aggregate more than 50% equity interest in the substantial user.

ALL FUNDS. Statements as to the tax status of each investor's dividends and other distributions will be mailed annually. The annual statements will set forth the dollar amount of income subject to federal tax. Distributions will be reported under more than one tax identification number only if a separate account is established for each number.

    Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult with their tax advisers regarding the particular tax consequences to them of an investment in the Fund.

                                   FUND YIELD

    The current yield of a Fund may differ from its effective yield and annualized dividends.

    Current yield is calculated by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by a fraction having 365 in the numerator and the number of days in the base period in the denominator. The current yield stated in the prospectus utilizes a seven
(7) day base period. Net change in account value must reflect (i) the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares; and (ii) any recurring fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average or median account size. Net change in account value must exclude realized gains or losses and unrealized appreciation or depreciation.

    Effective yield is computed by adding one to the current yield, raising the sum to a power equal to 365 divided by (days), and subtracting one from the result according to the following formula: Effective Yield = [(Base Period Return +1) 365/7]-1. Effective annual yields are a representation of the effective annual rate of return produced by the monthly compounding of Fund dividends. Taxable equivalent yield is computed by dividing either current or effective yield by a denominator equal to one minus a stated income tax rate according tot he following formula: Taxable Equivalent Yield = Current or Effective Yield/(1-Income Tax Rate).

    Yield information may be useful in reviewing the performance of each Fund, but because of fluctuations, it may or may not provide a basis for comparison with bank deposits, other money-market funds or bank accounts which have fluctuating share values, or other investments which pay a fixed yield for a stated period of time, such as Treasury bills, bank certificates of deposit, savings certificates and NOW accounts. When making comparisons, the investor should also consider the quality and maturity of the portfolio securities of the various money-market funds. An investor's principal is not guaranteed by each Fund, nor is it insured by a governmental agency.

                        RESERVE CASH PERFORMANCE ACCOUNT

    The Reserve Cash Performance Account ("CPA") provides a comprehensive package of additional services to investors in the Interstate Fund. Reserve CPA is a check arrangement with Bank One, Columbus, NA or the Chase Manhattan Bank whereby checks are issued to Reserve shareholders which may be used to redeem shares in their account in any amount. If a bank accepts a check, it will be paid in the order received by redemption of shares from the investor's Reserve account. Any check in an amount exceeding the Reserve account balance will be returned to the payee. Reserve CPA checks can be used in the same manner as any other bank checks. Paid checks will not be returned but complete information on such paid checks will be provided monthly.

    A VISA Gold Check Card (a debit card) is also available. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. As with the checking facility, VISA charges are paid by liquidating shares in the Reserve Fund account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. Checks and VISA cards are intended to provide investors with easy access to their account balances.

    A Fund will charge a non-refundable annual CPA plus service fee (currently $60 which may be charged to the account at the rate of $5 monthly). Participants will also be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice. In addition, broker/dealers or other financial institutions in the CPA program may charge their own service fees in addition to the annual fee.

    VISA cardholders may be liable for the unauthorized use of their card up to the amount set by governing Federal regulations, currently $50 if the Fund or the bank is not notified of the theft or loss within two (2) Business Days. Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Gold card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently BankOne at 614-248-4242 which can be reached 24 hours a day, seven days a week or the Funds at 800-631-7784 or 212-977-9880 during normal business hours (9:00 A.M. to 5:00
P.M., New York time).

    The use of checks and cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

                                     RATINGS

    The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P1): Issuers rated P1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P1 repayment will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates a very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F1+". Those issues determined to possess an exceptionally strong credit quality will be denoted with a plus (+) sign designation. Issues assigned the rating of F1+ are regarded as having the strongest degree assurance for timely payment.

TAX-EXEMPT BOND RATINGS. The highest ratings for municipal bonds are Aaa or Aa if rated by Moody's Investor Services, Inc. ("Moody's") and AAA or AA if rated by Standard & Poor's Corporation ("S&P"). Such bonds are judged to be of high quality and are not considered speculative. Bonds rated A by Moody's are considered to possess many favorable investment attributes and are to be considered as upper medium grade obligations. Such bonds have factors giving security to principal and interest that are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated A by S&P is considered to have a strong capacity to pay interest and repay principal although it is more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

TAX-EXEMPT PAPER RATINGS. Moody's tax-exempt paper rating are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of twelve months. The highest quality obligations are rated "Prime". Issuers rated Prime-1 have superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. Moody's employs the following two designations, all judged to be investment grade, to indicate the relative repayment capacity of rated short-term issuers: MIG-1/VMIG-1, Best Quality and MIG-2/VMIG-2, High Quality. The designation of MIG-1/VMIG-1 indicates there is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing. The designation of MIG-2/VMIG-2 indicates margins of protection ample although not so large as in MIG-1/VMIG-1.

    S&P's tax-exempt paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The highest quality obligations are rated "A". Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designations to indicate the relative degree of safety. The two top such designations are 1 and 2. The "A-1" designation indicates that the degree of safety regarding timely payment is strong. The "A-2" designation indicates that capacity for timely payment is satisfactory. Municipal note ratings by S&P are preceded by the designation SP. Those issues determined to possess overwhelming safety characteristics are designated SP-1+. Municipal notes designated SP-1 are considered to have a very strong or strong capacity to pay principal and interest. Municipal notes designated SP-2 are considered to have a satisfactory capacity to pay principal and interest.

            RESERVE INSTITUTIONAL TRUST - PRIMARY INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS - MAY 31, 1998


NEGOTIABLE BANK
CERTIFICATES OF                                                       %              DAYS TO                VALUE
DEPOSIT - 47.34%                                                    RATE             MATURITY              (NOTE 1)
----------------                                                    ----             --------              --------
ABN-AMRO Bank N.V. (a)                                               5.53               15               $  9,026,268
Canadian Imperial Bank of Commerce (b)                              5.535               23                  9,015,221
Chase Manhattan Bank                                                 5.55                4                  9,006,938
Crestar Bank                                                        5.555               36                  9,015,276
Deutsche Bank AG (a)                                                 5.54               19                  9,018,005
Dresdner Bank AG (b)                                                 5.54               29                  8,004,924
Harris Trust and Savings Bank                                        5.53               11                  9,029,033
Mellon Bank, N.A.                                                    5.57                3                  9,083,550
SouthTrust Bank of Alabama, N.A.                                     5.57               36                  9,036,205
Westdeutsche Landesbank Girozentrale (b)                             5.57               36                  8,048,273
                                                                                                         ------------
Total Negotiable Bank Certificates of Deposit                                                              88,283,693

PROMISSORY NOTES - 14.45%

Commerzbank U.S. Finance, Inc. (c)                                   5.51               22                  8,971,073
Hypo U.S. Finance, Inc. (c)                                         5.505                8                  8,990,366
Societe Generale North America, Inc. (c)                             5.50               17                  8,978,000
                                                                                                         ------------
Total Promissory Notes                                                                                     26,939,439

REPURCHASE
AGREEMENTS - 38.09%

GNMA 7% due 7/15/27 (Repo with Bear, Stearns &
Co. Inc. dated May 29, 1998, resale amount
$30,014,075)                                                         5.63                1                 30,014,075


FMAR due 10/2/24 and FNAR due 2/1/27 to 4/1/34
(Repo with DLJ Securities Corporation dated May
29, 1998, resale amount $16,507,741)                                 5.63                1                 16,507,741

TRIN 3.375% due 1/15/07 (Repo with Prudential
Securities Inc. dated May 29, 1998, resale amount
$24,511,351)                                                         5.56                1                 24,511,351
                                                                                                         ------------
Total Repurchase Agreements (Cost $71,000,000)                                                              71,033,167
                                                                                                         ------------

Primary Institutional Fund Investments - (99.88%)
(Cost $185,870,636)                                                                                       186,256,299

Other assets, less liabilities - (.12%)                                                                       232,177
                                                                                                         ------------

NET ASSETS (100%) equivalent to $1.00 net asset
value, offering and redemption prices per share
based on 186,488,476 shares of beneficial interest
$.001 par value outstanding                                                                              $186,488,476
                                                                                                         ============

CLASSES                     NET ASSETS            SHARES OUTSTANDING        NAV
Class A                    $  4,412,016                4,412,016           $1.00
Class B                    $ 10,376,245               10,376,245           $1.00
Class Treasurer's Trust    $171,700,215              171,700,215           $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE INSTITUTIONAL TRUST - U.S. GOVERNMENT INSTITUTIONAL FUND
               STATEMENT OF NET ASSETS - MAY 31, 1998 (CONTINUED)



REPURCHASE                                                            %              DAYS TO                  VALUE
                                                                    RATE             MATURITY                (NOTE 1)
                                                                    ----             --------                --------
AGREEMENTS - 98.19%
GNMA 5% due 11/20/27 (Repo with Goldman
Sachs & Co. dated May 28, 1998, resale amount
$3,102,368)                                                          5.50               2                   $3,101,895

GNMA 5% due 5/20/28 (Repo with Prudential
Securities Inc. dated May 29, 1998, resale amount
$2,801,276)                                                          5.47               1                    2,801,276

GNMA 6.50% due 10/15/27 (Repo with Salomon
Smith Barney Inc. dated May 27, 1998, resale
amount $3,002,760)                                                   5.52               2                    3,002,300
                                                                                                            ----------
Total Institutional Government Fund Investments -
(Cost $8,900,000)                                                                                            8,905,471

Other assets, less liabilities - (1.81%)                                                                       163,959
                                                                                                            ----------

NET ASSETS (100%) equivalent to $1.00 net
Asset value, offering and redemption prices
per share based on 9,069,430 shares of
beneficial interest $.001 par value
outstanding                                                                                                 $9,069,430
                                                                                                            ==========

CLASSES                     NET ASSETS        SHARES OUTSTANDING           NAV
Class B                     $5,808,080            5,808,080               $1.00
Class Treasurer's Trust     $3,261,350            3,261,350               $1.00

(a)  Eurodollar Certificates of Deposit - London Branch, United Kingdom

(b)  Yankee Certificates of Deposit

(c)  Collateralized by Bank Letter of Credit

GNMA = Government National Mortgage Association Mortgage-Backed Pass-Through
       Securities

FMAR = Federal Home Loan Mortgage Corporation (FHLMC) Adjustable Rate
       Mortgage-Backed Pass-Through Participation Certificates

FNAR = Federal National Mortgage Association (FNMA) Adjustable Rate
       Mortgage-Backed Pass-Through Securities

TRIN = U.S. Treasury STRIPS


                       SEE NOTES TO FINANCIAL STATEMENTS.

    RESERVE INSTITUTIONAL TRUST - INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS - MAY 31, 1998

                                                                                         PRINCIPAL
                                                                      MATURITY            AMOUNT              VALUE
DESCRIPTION OF SECURITY                                                 DATE          (IN THOUSANDS)         (NOTE 1)
-----------------------                                                 ----           ------------          --------
ALABAMA - 3.59%
Pell City IDA  for General Signal Corporation, 3.90% (a)              10/1/2000            500               503,379

ARIZONA - 7.15%
Apache IDA for Tucson Electric Power Company, 3.90% (a)              12/15/2018            500               500,910
Pima IDA PCR for Tucson Electric Project, 3.85% (a)                   10/1/2022            500               501,682

CALIFORNIA - 3.57%
Grand Terrace Community Redevelopment Agency, 4.40% (a)               12/1/2011            500               501,572

COLORADO - 7.16%
 Englewood HCF for SW Medical Professional Ltd. Series 85,
     4.20% (a)                                                        12/1/2010            500               501,438
Eagle Revenue Bonds for Smith Creek Metro District, 3.75% (a)         10/1/2035            500               503,293

FLORIDA - 7.17%
Boca Raton IDA for Parking Garage Project, 4.075% (a)                 12/1/2014            500               505,074
St. Lucie PCR for Florida Power & Light , 3.95% (a)                    1/1/2026            500               501,592

KENTUCKY - 7.22%
Ohio County PCR for Big River Electric Corporation, 4.35% (a)          6/1/2013            500               510,590
Ohio County PCR for Big River Electric Corporation Project
     Series 1985, 4.50%(a)                                            10/1/2015            500               501,932

MARYLAND - 3.57%
Baltimore IDA for Mayor and City Counsel Project, 4.50% (a)            8/1/2016            500               501,579

MICHIGAN -  7.17%
Jackson EDC for Thrifty Leoni Inc. Project, 3.825% (a)                12/1/2014            500               504,811
Michigan Job Development Authority, 4.10% (a)                          1/1/2004            500               501,741

MINNESOTA - 3.58%
New Ulm Commercial Development Authority for Rob Bradley
     Project Series 97, 4.10% (a)                                     10/1/2011            500               501,772

MISSOURI - 3.59%
Cole IDA for Modine Manufacturing Series 85, 4% (a)                   12/1/2015            500               503,502

NEW JERSEY - 3.60%
New Jersey EDA for Volvo of America Corp., 4.246% (a)                 12/1/2004            500               505,050

NEW YORK - 5.72%
New York City GOB Series E2, 4% (a)                                    8/1/2020            500               501,603
New York City GOB Series E6, 4% (a)                                    8/1/2019            300               300,960

NORTH DAKOTA - 3.58%
Minot IDR for Nash-Finch Project Series 93, 4.20% (a)                 12/1/2002            500               501,784

OHIO - 3.58%
Toledo Special Obligation Assessment Notes, 3.90%                     12/1/1998            500               501,660

                                                                                         PRINCIPAL
                                                                      MATURITY            AMOUNT              VALUE
DESCRIPTION OF SECURITY                                                 DATE          (IN THOUSANDS)         (NOTE 1)
-----------------------                                                 ----           ------------          --------
OKLAHOMA - 3.59%
Oklahoma IDA for Christian College, 4.625% (a)                         7/1/2015            500               503,731

PENNSYLVANIA - 7.16%
Allegheny University Project Series 85, 3.60% (a)                      7/1/2015            500               503,168
Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.85% (a)           1/1/2024            500               501,652

TENNESSEE - 3.57%
Chattanooga IDA for Baylor School Project, 3.90% (a)                  11/1/2016            500               501,659

TEXAS - 3.58%
Harris HFC for Greater Houston Project, 3.85% (a)                     11/1/2025            500               501,682

UTAH - 3.57%
Salt Lake City HFA for Parkview Plaza Project, 3.95% (a)              12/1/2014            500               501,394

WASHINGTON - 3.58%
Port of Seattle DAI for Douglas Management Corporation, 3.95% (a)     12/1/2005            500               501,711

WISCONSIN - 3.57%
Green Bay IDA for St. Mary Cement Company Ltd., 4% (a)                11/1/2000            500               501,419
                                                                                                         -----------

Total Interstate Institutional Fund Investments (98.87%) Cost
$13,800,000)                                                                                              13,872,340
Other assets, less liabilities (1.13%)                                                                       158,596
                                                                                                         -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 14,030,936 shares of
beneficial interest of $.001 par value outstanding.                                                      $14,030,936
                                                                                                         ===========

CLASSES                     NET ASSETS        SHARES OUTSTANDING            NAV
Class Treasurer's Trust    $14,030,936            14,030,936               $1.00

(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1998. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

      SECURITY TYPE ABBREVIATIONS:
      ----------------------------

      DAI - Development Authority Industrial Development Refunding Bonds EDA - Economic Development Authority Revenue Bonds
      EDC - Economic Development Corporation
      GOB - General Obligation Bonds
      HCF - Health Care Facility
      HCS - Health Care Systems, Inc.
      HEF - Health and Educational Facilities Revenue Bonds
      HFA - Health Facilities Authority Revenue Bonds
      HFC - Housing Finance Corporation
      IDA - Industrial Development Authority Revenue Bonds
      IDR - Industrial Development Agency Revenue Bonds
      PCR - Pollution Control Revenue Bonds


                        SEE NOTES TO FINANCIAL STATEMENTS

                           RESERVE INSTITUTIONAL TRUST
                             STATEMENT OF OPERATIONS
                             YEAR ENDED MAY 31, 1998


                                                                    INTERSTATE
                                      PRIMARY     U.S. GOVERNMENT   TAX-EXEMPT
                                   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                     ----------     ----------      ----------
INTEREST INCOME (Note 1)             $6,765,370     $  141,899      $   28,961
                                     ----------     ----------      ----------
EXPENSES (Note 2)
    Comprehensive fee
     Class A                             25,898              0               0
     Class B                             64,601         10,668               0
     Class Treasurer's Trust            570,571          1,325           4,361
                                     ----------     ----------      ----------
    Total Expenses                      661,070         11,993           4,361
                                     ----------     ----------      ----------

NET INVESTMENT INCOME                $6,104,300     $  129,906      $   24,600
                                     ==========     ==========      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           RESERVE INSTITUTIONAL TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                     INTERSTATE
                                                                                             U.S. GOVERNMENT         TAX-EXEMPT
                                                           PRIMARY INSTITUTIONAL              INSTITUTIONAL         INSTITUTIONAL
                                                           ---------------------              -------------         -------------
                                                                                            SEPTEMBER 15, 1997      MAY 13, 1998
                                                                                            (COMMENCEMENT OF      (COMMENCEMENT OF
                                                        YEAR ENDED         YEAR ENDED      OPERATIONS) THROUGH   OPERATIONS) THROUGH
                                                       MAY 31, 1998       MAY 31, 1997        MAY 31, 1998          MAY 31, 1998
                                                       -------------      -------------       -------------        -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income paid to
  shareholder as dividends (Note 1)                    $  (6,104,300)     $     (35,795)      $    (129,906)       $     (24,600)
                                                       -------------      -------------       -------------        -------------

FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1 per share):
  Net proceeds from the sale of shares of shares         930,964,321          2,876,422          17,950,641           14,845,121
  Net asset value of shares issued
    on reinvestment of dividends                           6,104,300             35,795             129,906               24,600
                                                       -------------      -------------       -------------        -------------


         Subtotal                                        937,068,621          2,912,217          18,080,547           14,869,721
  Cost of shares redeemed                               (752,587,782)          (904,580)         (9,011,117)            (838,785)
                                                       -------------      -------------       -------------        -------------
Net increase from capital share transactions             184,480,839          2,007,637           9,069,430           14,030,936

NET ASSETS:
  Beginning of year                                        2,007,637                  0                   0                    0
                                                       -------------      -------------       -------------        -------------
  End of year                                          $ 186,488,476      $   2,007,637       $   9,069,430        $  14,030,936
                                                       =============      =============       =============        =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           RESERVE INSTITUTIONAL TRUST
     PRIMARY, U.S. GOVERNMENT AND INTERSTATE TAX-EXEMPT INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS


(1)      SIGNIFICANT ACCOUNTING POLICIES:

         The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

         A. The Fund's authorized shares of beneficial interest are unlimited and divided into four series with four classes of shares, Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds. These financial statements and notes apply only to all classes of Primary Institutional Fund, Class B and Treasurer's Trust classes of U.S. Government Institutional Fund and to Treasurer's Trust class of Interstate Institutional Fund.

         B. Securities are stated at value which represents cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolio, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

         C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

         D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

         E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

         F. The Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Funds Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

(2)      MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH
         AFFILIATES:

         Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof. RMCI receives a comprehensive fee from the Funds at an annual rate of .25% Class A, .45% Class B (as amended February 3, 1997) and .60% Class Treasurer's Trust of the average daily net assets of each of the Funds. For the year ended May 31, 1998, the Primary, U.S. Government and Interstate Institutional Funds had accrued expenses due to RMCI of $8,938, $376 and $692, respectively.

                           RESERVE INSTITUTIONAL TRUST
     PRIMARY, U.S. GOVERNMENT AND INTERSTATE TAX-EXEMPT INSTITUTIONAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


(3)      MANAGEMENT'S USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(4)      CAPITAL SHARE TRANSACTIONS

         Transactions in capital stock of each Fund for the year ended May 31, 1998, were as follows:

PRIMARY INSTITUTIONAL FUND             CLASS A              CLASS B               CLASS
                                                                               TREASURER'S
                                                                                  TRUST
                                     ------------         ------------         ------------
Sold                                   80,769,940           46,220,750          803,973,631
Reinvest                                  562,364              748,323            4,793,613
Redeemed                              (76,920,288)         (38,600,465)        (637,067,029)
                                     ------------         ------------         ------------
Net Increase                            4,412,016            8,368,608          171,700,215
                                     ============         ============         ============

U.S. GOVERNMENT INSTITUTIONAL FUND                          CLASS B               CLASS
                                                                               TREASURER'S
                                                                                  TRUST
                                                          ------------         ------------
Sold                                                        14,076,079            3,874,563
Reinvest                                                       119,220               10,685
Redeemed                                                    (8,387,219)            (623,898)
                                                          ------------         ------------
Net Increase                                                 5,808,080            3,261,350
                                                          ============         ============

INTERSTATE TAX-EXEMPT
  INSTITUTIONAL FUND                                                              CLASS
                                                                               TREASURER'S
                                                                                  TRUST
                                                                               ------------
Sold                                                                             14,845,121
Reinvest                                                                             24,600
Redeemed                                                                           (838,785)
                                                                               ------------
Net Increase                                                                     14,030,936
                                                                               ============

                              FINANCIAL HIGHLIGHTS


                                               CLASS A                         CLASS B                       CLASS TREASURER'S TRUST
                                               -------              --------------------------------         -----------------------
                                           OCTOBER 23, 1997                           JANUARY 21, 1997           OCTOBER 15, 1997
                                           (COMMENCEMENT OF                           (COMMENCEMENT OF           (COMMENCEMENT OF
                                            OPERATIONS) TO           YEAR ENDED         OPERATIONS) TO            OPERATIONS) TO
                                             MAY 31, 1998           MAY 31, 1998         MAY 31, 1997              MAY 31, 1998
                                             -----------            ------------         -----------               -------------
PRIMARY INSTITUTIONAL FUND

Net asset value, beginning of period         $    1.0000            $     1.0000         $    1.0000               $      1.0000
                                             -----------            ------------         -----------               -------------

Income from investment operations                  .0333                   .0534               .0196                       .0351
Expenses                                           .0001                   .0005               .0017                       .0029
                                             -----------            ------------         -----------               -------------
Net investment income (1)                          .0332                   .0529               .0179                       .0322
Dividends from net investment income (1)          (.0332)                 (.0529)             (.0179)                     (.0322)
                                             -----------            ------------         -----------               -------------
Net asset value, end of period               $    1.0000            $     1.0000         $    1.0000               $      1.0000
                                             ===========            ============         ===========               =============
Total Return                                        5.49%(2)                5.29%               4.95%(2)                    5.13%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period             4,412                  10,376               2,008                     171,700
Ratio of expenses to average net
     assets                                          .25%(2)                 .45%                .48%(2)(3)                  .60%(2)
Ratio of net investment income
     to average net assets                          5.35%(2)                5.16%               4.83%(2)                    5.00%(2)

                                                 CLASS B           CLASS TREASURER'S
                                                                         TRUST
                                               -----------            -----------
                                            SEPTEMBER 15, 1997        MAY 5, 1998
                                             (COMMENCEMENT OF      (COMMENCEMENT OF
                                              OPERATIONS) TO        OPERATIONS) TO
                                               MAY 31, 1998           MAY 31, 1998
                                               -----------            -----------
U.S. GOVERNMENT INSTITUTIONAL FUND

Net asset value, beginning of period           $    1.0000            $    1.0000
                                               -----------            -----------

Income from investment operations                    .0393                  .0036
Expenses                                             .0029                  .0000
                                               -----------            -----------
Net investment income (1)                            .0364                  .0036
Dividends from net investment income (1)            (.0364)                (.0036)
                                               -----------            -----------

Net asset value, end of period                 $    1.0000            $    1.0000
                                               ===========            ===========
Total Return                                          5.13%(2)               4.85%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period               5,808                  3,261
Ratio of expenses to average net
     assets                                            .45%(2)                .60%(2)
Ratio of net investment income
     to average net assets                            5.00%(2)               4.73%(2)

                           ---------------------------


                      FEDERAL TAX INFORMATION - (UNAUDITED)


    The dividends distributed by the Primary and U.S. Government Institutional Funds are treated for Federal tax purposes as ordinary income.

                                                             CLASS TREASURER'S
                                                                   TRUST
                                                               ------------
                                                               MAY 13, 1998
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                               MAY 31, 1998
                                                               ------------
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

Net asset value, beginning of period                           $     1.0000
                                                               ------------
Income from investment operations                                     .0021
Expenses                                                              .0003
                                                               ------------
Net investment income (1)                                             .0018
Dividends from net investment income (1)                             (.0018)
                                                               ------------

Net asset value, end of period                                 $     1.0000
                                                               ============
Total Return                                                           3.39%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                               14,031
Ratio of expenses to average net
assets                                                                  .60%(2)
Ratio of net investment income
to average net assets                                                  3.33%(2)

1) Based on compounding of daily dividends. Not indicative of future results.

2) Annualized.

3) During the period the manager waived a portion of its comprehensive fee of the Primary Institutional Fund. If there were no reduction the actual fee would have been .02% higher for Class B.


                      FEDERAL TAX INFORMATION - (UNAUDITED)

         The dividends distributed by the Primary & U.S. Government Institutional Funds are treated for Federal tax purposes as ordinary income. The dividends distributed by Interstate Tax-Exempt Institutional Fund are tax-exempt for Federal tax purposes.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and the Board of Trustees of Reserve Institutional Trust:

         In our opinion, the accompanying statement of net assets and the related statement of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Reserve Institutional Trust (comprising the Primary Institutional, U.S. Government Institutional and Interstate Tax-Exempt Institutional Funds) at May 31, 1998, the results of its operations for the period then ended, the changes in their net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                       PRICEWATERHOUSECOOPERS LLP


New York, NY
July 24, 1998

                           PART C.  OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS.

         (a)     FINANCIAL STATEMENTS

                 Part A--Financial Highlights


                 Part B--Financial Statements Included in Part A and Part B

                         (1) Statements of Net Assets at May 31, 1998

                         (2) Statements of Operations for the year ended May
                             31, 1998

                         (3) Statements of Changes in Net Assets for the years
                             ended May 31, 1997 and 1998

                         (4) Notes to Financial Statements

                         (5) Report of Independent Accountants.


         (b)     EXHIBITS

             1. Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 11 dated October 1, 1987.*

             2. By-Laws were filed as an exhibit to Registrant's Post-Effective Amendment No. 9 dated August 31, 1986. Amendment No. 1 filed as an exhibit to Post-Effective Amendment No. 15 dated September 28, 1990.*

             3.     Not Applicable

             4.     Not Applicable

             5. Investment Management Agreement dated as of December 18, 1996 filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

             6. Distribution Agreement was filed as an exhibit to Post-Effective Amendment No. 9 dated August 31, 1986. Notice pursuant to such Agreement filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

             7. Pension Plan of Reserve Management Corporation was filed as an exhibit to Post-Effective Amendment No. 32 of The Reserve Fund, File No. 811-2033; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 of The Reserve Fund (File No. 811-2033) dated July 31, 1989.*

             8. Form of Custodian Agreement with Chemical Bank filed as an exhibit to Registrant's Post-Effective Amendment No. 1 dated July 29, 1982. Custodian Agreement with the Bank of New York filed as an exhibit to Post-Effective Amendment No. 19 dated May 28, 1992.*

             9. Form of Service Plan was filed as an exhibit to Post-Effective Amendment No. 31 dated February 23, 1998.*


            10.     Opinion of Counsel



            11.     Consent of Independent Certified Public Accountants


            12.     Not Applicable

            13.     Not Applicable

            14.     Not Applicable


            17.     Powers of Attorney

            27(a)   Financial Data Schedule

            27(b)   Financial Data Schedule

            27(c)   Financial Data Schedule

__________________________________
*           Incorporated by reference.

            15. Distribution Plan filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

            16.     Not Applicable

            17.     Financial Data Schedule.
            18. Form of Multi-Class Plan was filed as an exhibit to Post-Effective Amendment No. 31 dated February 23, 1998.*
            19. Powers of Attorney for Edwin Ehlert, Jr., Henri W. Emmet and Donald J. Harrington filed as an exhibit to Post-Effective Amendment No. 29 dated November 18, 1997.*

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            Not applicable

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES.

            As of June 30, 1998, there were 12 record holders of the Primary Institutional Fund Class A shares, 56 record holders of the Primary Institutional Fund Class B shares, 2,485 record holders of the Primary Institutional Fund Treasurers Trust shares, and no record holders of Primary Institutional Fund Class C and Class D shares. On such date, there were 45 record holders of Class B shares of the U.S. Government Institutional Fund, 5 record holders of U.S. Government Institutional Fund Treasurers Trust shares, and no record holders of U.S. Government Institutional Fund Class A, Class C, and Class D shares. Also as of that date, there were no record holders of shares of any class of both the U. S. Treasury Institutional
            Fund and the Interstate Tax-Exempt Institutional Fund. Current
            Class C shareholders will be redesignated as Treasurer's Trust shareholders upon the effectiveness of this Registration Statement.


ITEM 27.    INDEMNIFICATION.

            Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust, investment management agreement or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.


ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Name                 Position with the Adviser            Other Businesses
----                 -------------------------            ----------------
Henry B.R. Brown     President, Treasurer and             President, Treasurer and
                     Director                             Director of Reserve
                                                          Management Corporation
                                                          of the same address as
                                                          the Trust; Director
                                                          and Treasurer of
                                                          Transfer Agent Inc., 5
                                                          Cornwall St., N.W.,
                                                          Leesburg, Virginia
                                                          22075.

Bruce R. Bent        Vice President, Secretary            Vice President, Secretary
                     and Director                         and Director of Reserve
                                                          Management Corporation and
                                                          Director of Resrv Partners,
                                                          Inc. both of the same
                                                          address as the Trust.

ITEM 29.  PRINCIPAL UNDERWRITERS

Resrv Partners, Inc., a principal underwriter of the Registrant, acts as principal underwriter to Reserve Fund, Reserve Tax-Exempt Trust, Reserve Institutional Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal               Positions and Offices             Positions and Offices
 Business Address              with Resrv Partners, Inc.              with Registrant
------------------             -------------------------           ---------------------
Bruce R. Bent                  Chairman and Director               President, Treasurer
810 Seventh Avenue                                                 & Trustee
New York, NY 10019

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.

            All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 810 Seventh Avenue, New York, New York 10019 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.


ITEM 31.    NOT APPLICABLE

                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of July, 1998.


                                        RESERVE INSTITUTIONAL TRUST




                                        By: /s/ Bruce R. Bent
                                           --------------------------------
                                           Bruce R. Bent
                                           President


Attest:
/s/ MaryKathleen Foynes
-----------------------
MaryKathleen Foynes


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 has been signed below by the following persons in the capacities and on the date indicated.



           SIGNATURE                      TITLE                         DATE
           ---------                      -----                         ----


              *
---------------------------         Director and President             7/30/98
 Bruce R. Bent                      (principal executive, financial
                                    and accounting officer)



              *                     Director                           7/30/98
---------------------------
 Edwin Ehlert, Jr.

              *                     Director                           7/30/98
---------------------------
 Henri W. Emmet


              *                     Director                           7/30/98
---------------------------
 Donald J. Harrington, CM



*By:     /s/ MaryKathleen Foynes    Secretary                          7/30/98
         -------------------------
         MaryKathleen Foynes
         as Attorney-in-Fact

                                INDEX TO EXHIBITS

                                                                                Sequentially
                                                                                Numbered

Exhibit No.           Description
-----------           -----------
      1.              Declaration of Trust of Registrant*

      2.              By-Laws of Registrant*

      3.              Not Applicable

      4.              Not Applicable

      5. (a) Form of Investment Management Agree-ment between the Registrant and Reserve
                      Management Company Inc.*

                      (b) Form of Sub-Investment Management Agreement between Registrant, Reserve Management Company, Inc.
                      and Pinnacle Associates Ltd.

      6. (a) Form of Distribution Agreement between the Registrant and Resrv Partners, Inc.*

                      (b) Form of Selected Dealer Agreement*

      7. Pension Plan of Reserve Management Corp. filed as an exhibit to Post-Effective Amendment No., 32 of The Reserve Fund (File No. 2-36429);
                      amendments thereto filed as an exhibit to Post-Effective Amendment No. 45 and all are incorporated by reference*

      8.              Form of Custodian Agreements between Registrant and
                      Custodial Trust Company*

      9.              Not Applicable*

     10.              Opinion of Counsel

     11.              Consent of Auditors

     12.              Not Applicable

     13. Form of Subscription Agreement between the Registrant and Reserve Management Company, Inc.*

     14.              Not Applicable

     15.              Form of Service Plan*

     16. Schedule for computation of each performance quotation provided in Registration Statement*

     17.              Powers of Attorney

     18.              Not Applicable

     27(a)            Financial Data Schedule

     27(b)            Financial Data Schedule

     27(c)            Financial Data Schedule



---------------
*Previously filed